SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 2-96924

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Elliot S. Cohen
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number – (360) 734-9900  Ext. 1804

Date of fiscal year end: May 31, 2026
Date of reporting period: November 30, 2025

Item 1. Report to Shareowners

AMIDX

| INSTITUTIONAL SHARES

Amana Developing World Fund

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

The objective of the Amana Developing World Fund is long-term capital growth, consistent with Islamic principles. This Semi-Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at www.saturna.com/fund/amana-developing-world. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$50	0.91%

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	14.81%	6.17%	6.30%
Bloomberg Emerging Markets Large, Mid & Small	25.32%	5.40%	8.40%
MSCI Emerging Markets Index	30.29%	5.54%	8.30%

Key Fund Statistics

Total Net Assets	$156,607,527
# of Portfolio Holdings	37
Advisory Fees Paid	$588,427
Portfolio Turnover Rate	9%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/amana-developing-world for more recent performance information.

What did the Fund invest in?

Industry Weightings

% of Total Net Assets

Personal Care Products	9.5%
Semiconductor Manufacturing	9.0%
Semiconductor Devices	7.2%
Health Care Facilities	6.8%
Food & Drug Stores	5.8%
Precious Metals	5.5%
Communications Equipment	4.8%
Agricultural Chemicals	4.5%
Electronics Components	4.2%
Electronic Manufacturing Services & Original Design Manufacturer	3.9%
Other Industries	32.9%
Other Assets (net of liabilities)	5.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

AMDWX

| INVESTOR SHARES

Amana Developing World Fund

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

The objective of the Amana Developing World Fund is long-term capital growth, consistent with Islamic principles. This Semi-Annual Shareholder Report contains important information about the Amana Developing World Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at www.saturna.com/fund/amana-developing-world. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$62	1.14%

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	14.57%	5.95%	6.09%
Bloomberg Emerging Markets Large, Mid & Small	25.32%	5.40%	8.40%
MSCI Emerging Markets Index	30.29%	5.54%	8.30%

Key Fund Statistics

Total Net Assets	$156,607,527
# of Portfolio Holdings	37
Advisory Fees Paid	$588,427
Portfolio Turnover Rate	9%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/amana-developing-world for more recent performance information.

What did the Fund invest in?

Industry Weightings

% of Total Net Assets

Personal Care Products	9.5%
Semiconductor Manufacturing	9.0%
Semiconductor Devices	7.2%
Health Care Facilities	6.8%
Food & Drug Stores	5.8%
Precious Metals	5.5%
Communications Equipment	4.8%
Agricultural Chemicals	4.5%
Electronics Components	4.2%
Electronic Manufacturing Services & Original Design Manufacturer	3.9%
Other Industries	32.9%
Other Assets (net of liabilities)	5.9%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

AMIGX

| INSTITUTIONAL SHARES

Amana Growth Fund

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

The objective of the Amana Growth Fund is long-term capital growth, consistent with Islamic principles. This Semi-Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at www.saturna.com/fund/amana-growth. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$34	0.61%

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	18.08%	14.57%	16.68%
Bloomberg US Large Cap Total Return Index	15.17%	14.89%	14.75%
Bloomberg 1000 Growth Total Return Index	17.10%	14.67%	16.47%
S&P 500 Index	15.00%	15.28%	14.63%

Key Fund Statistics

Total Net Assets	$6,054,394,688
# of Portfolio Holdings	35
Advisory Fees Paid	$16,525,932
Portfolio Turnover Rate	3%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/amana-growth for more recent performance information.

What did the Fund invest in?

Industry Weightings

% of Total Net Assets

Semiconductor Devices	15.1%
Large Pharma	11.5%
Semiconductor Manufacturing	11.2%
Communications Equipment	10.9%
Infrastructure Software	10.8%
Internet Media & Services	7.1%
Commercial & Residential Building Equipment & Systems	6.6%
Application Software	3.8%
Medical Devices	3.7%
Measurement Instruments	3.1%
Other Industries	14.7%
Other Assets (net of liabilities)	1.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

AMAGX

| INVESTOR SHARES

Amana Growth Fund

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

The objective of the Amana Growth Fund is long-term capital growth, consistent with Islamic principles. This Semi-Annual Shareholder Report contains important information about the Amana Growth Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at www.saturna.com/fund/amana-growth. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$47	0.85%

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	17.79%	14.29%	16.40%
Bloomberg US Large Cap Total Return Index	15.17%	14.89%	14.75%
Bloomberg 1000 Growth Total Return Index	17.10%	14.67%	16.47%
S&P 500 Index	15.00%	15.28%	14.63%

Key Fund Statistics

Total Net Assets	$6,054,394,688
# of Portfolio Holdings	35
Advisory Fees Paid	$16,525,932
Portfolio Turnover Rate	3%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/amana-growth for more recent performance information.

What did the Fund invest in?

Industry Weightings

% of Total Net Assets

Semiconductor Devices	15.1%
Large Pharma	11.5%
Semiconductor Manufacturing	11.2%
Communications Equipment	10.9%
Infrastructure Software	10.8%
Internet Media & Services	7.1%
Commercial & Residential Building Equipment & Systems	6.6%
Application Software	3.8%
Medical Devices	3.7%
Measurement Instruments	3.1%
Other Industries	14.7%
Other Assets (net of liabilities)	1.5%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

AMINX

| INSTITUTIONAL SHARES

Amana Income Fund

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

The objective of the Amana Income Fund is current income and preservation of capital, consistent with Islamic principles. This Semi-Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at www.saturna.com/fund/amana-income. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$40	0.75%

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	14.49%	11.90%	11.82%
Bloomberg US Large Cap Total Return Index	15.17%	14.89%	14.75%
Bloomberg 1000 Value Total Return Index	7.17%	13.24%	10.73%
S&P 500 Index	15.00%	15.28%	14.63%

Key Fund Statistics

Total Net Assets	$2,187,058,534
# of Portfolio Holdings	33
Advisory Fees Paid	$7,481,968
Portfolio Turnover Rate	4%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/amana-income for more recent performance information.

What did the Fund invest in?

Industry Weightings

% of Total Net Assets

Large Pharma	18.7%
Semiconductor Manufacturing	9.9%
Infrastructure Software	8.1%
Semiconductor Devices	7.4%
Personal Care Products	5.9%
Industrial Wholesale & Rental	5.8%
Measurement Instruments	5.4%
Basic & Diversified Chemicals	3.8%
Diversified Industrials	3.4%
Commercial & Residential Building Equipment & Systems	2.9%
Other Industries	18.7%
Other Assets (net of liabilities)	10.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

AMANX

| INVESTOR SHARES

Amana Income Fund

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

The objective of the Amana Income Fund is current income and preservation of capital, consistent with Islamic principles. This Semi-Annual Shareholder Report contains important information about the Amana Income Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at www.saturna.com/fund/amana-income. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$53	0.99%

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	14.22%	11.64%	11.56%
Bloomberg US Large Cap Total Return Index	15.17%	14.89%	14.75%
Bloomberg 1000 Value Total Return Index	7.17%	13.24%	10.73%
S&P 500 Index	15.00%	15.28%	14.63%

Key Fund Statistics

Total Net Assets	$2,187,058,534
# of Portfolio Holdings	33
Advisory Fees Paid	$7,481,968
Portfolio Turnover Rate	4%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/amana-income for more recent performance information.

What did the Fund invest in?

Industry Weightings

% of Total Net Assets

Large Pharma	18.7%
Semiconductor Manufacturing	9.9%
Infrastructure Software	8.1%
Semiconductor Devices	7.4%
Personal Care Products	5.9%
Industrial Wholesale & Rental	5.8%
Measurement Instruments	5.4%
Basic & Diversified Chemicals	3.8%
Diversified Industrials	3.4%
Commercial & Residential Building Equipment & Systems	2.9%
Other Industries	18.7%
Other Assets (net of liabilities)	10.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

AMIPX

| INSTITUTIONAL SHARES

Amana Participation Fund

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

The objective of the Amana Participation Fund is capital preservation and current income, consistent with Islamic principles. This Semi-Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at www.saturna.com/fund/amana-participation. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Institutional Shares	$28	0.55%

Annual Average Total Return

	1 Year	5 Year	10 Year
Institutional Shares	5.53%	1.73%	2.58%
Bloomberg Global Aggregate Bond Index	5.57%	-1.94%	1.29%
Bloomberg Custom Sukuk	6.78%	n/a	n/a
FTSE IdealRatings Sukuk Index	6.84%	1.86%	3.61%

Key Fund Statistics

Total Net Assets	$267,741,244
# of Portfolio Holdings	56
Advisory Fees Paid	$701,967
Portfolio Turnover Rate	20%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/amana-participation for more recent performance information.

What did the Fund invest in?

Sector Weightings

% of Total Net Assets

Financials	39.7%
Real Estate	12.4%
Utilities	7.6%
Government	6.7%
Industrials	6.6%
Energy	6.4%
Communications	5.5%
Materials	3.8%
Consumer Staples	2.8%
Bank Time Deposits	2.6%
Other Sectors	0.7%
Other Assets (net of liabilities)	5.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

AMAPX

| INVESTOR SHARES

Amana Participation Fund

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

The objective of the Amana Participation Fund is capital preservation and current income, consistent with Islamic principles. This Semi-Annual Shareholder Report contains important information about the Amana Participation Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at www.saturna.com/fund/amana-participation. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$40	0.79%

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	5.19%	1.48%	2.34%
Bloomberg Global Aggregate Bond Index	5.57%	-1.94%	1.29%
Bloomberg Custom Sukuk	6.78%	n/a	n/a
FTSE IdealRatings Sukuk Index	6.84%	1.86%	3.61%

Key Fund Statistics

Total Net Assets	$267,741,244
# of Portfolio Holdings	56
Advisory Fees Paid	$701,967
Portfolio Turnover Rate	20%

Past performance does not guarantee future results. The "Average Annual Return" table assumes the reinvestment of dividends and capital shares. Performance results do not reflect the deduction of taxes that a shareowner might pay on fund distributions or the redemptions of fund shares. Please visit www.saturna.com/fund/amana-participation for more recent performance information.

What did the Fund invest in?

Sector Weightings

% of Total Net Assets

Financials	39.7%
Real Estate	12.4%
Utilities	7.6%
Government	6.7%
Industrials	6.6%
Energy	6.4%
Communications	5.5%
Materials	3.8%
Consumer Staples	2.8%
Bank Time Deposits	2.6%
Other Sectors	0.7%
Other Assets (net of liabilities)	5.2%

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit  www.saturna.com/resources/literature.

1300 N. State Street

Bellingham, WA 98225

1-800-728-8762

Item 2. Code of Ethics
Registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer or persons performing similar functions, which is included with this submission as Exhibit (a)(1) and posted on the Registrant’s website at https://www.saturna.com/code-ethics.  Requests may also be made via telephone at 1-800-728-8762, and will be processed within one business day of receiving such request.
Item 3. Audit Committee Financial Expert
Not applicable.
Item 4. Principal Accountant Fees and Services
Not applicable.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments
(a)     The Schedule of Investments is fully answered in Item 7.
(b)     Not applicable
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Table of Contents:

Morningstar Ratings 3
Amana Income Fund 4
Schedule of Investments 4
Statement of Assets and Liabilities and Statement of Operations 6
Statements of Changes in Net Assets 7
Financial Highlights 8
Amana Growth Fund 10
Schedule of Investments 10
Statement of Assets and Liabilities and Statement of Operations 12
Statements of Changes in Net Assets 13
Financial Highlights 14
Amana Developing World Fund 16
Schedule of Investments 16
Statement of Assets and Liabilities and Statement of Operations 18
Statements of Changes in Net Assets 19
Financial Highlights 20
Amana Participation Fund 22
Schedule of Investments 22
Statement of Assets and Liabilities and Statement of Operations 24
Statements of Changes in Net Assets 25
Financial Highlights 26
Notes To Financial Statements 28
Note 1 - Organization 28
Note 2 - Unaudited Information 28
Note 3 - Significant Accounting Policies 28
Note 4 - Transactions with Affiliated Persons 31
Note 5 - Distributions to Shareowners 32
Note 6 - Federal Income Taxes 32
Note 7 - Investments 33
Note 8 - Custodian 33
Note 9 - Subsequent Events 33
Renewal of Investment Advisory Contract 34
Form N-CSR Items 8-11 36
Summary Information 37

November 30, 2025
Semi-Annual

Morningstar Ratings
(as of November 30, 2025)
© 2026 Morningstar®. All rights reserved. Morningstar, Inc. is an independent fund performance monitor. The information contained herein: (1) is proprietary to
Morningstar and/or its content providers; (2) may not be copied or distributed; and
(3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
A
Morningstar Ratings™ ("Star Ratings") are as of November 30, 2025. The
Morningstar Rating™ for funds, or "star rating", is calculated for managed products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts)
with at least a three-year history. Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product's monthly excess performance (not including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5%
receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods.
% Rank in Category is the fund’s percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable)
percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-
performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.
The Amana Mutual Funds offer two share classes – Investor Shares and Institutional
Shares, each of which has different expense structures.
Morningstar™ Ratings
A
1 Year 3 Year 5 Year 10 Year 15 Year Overall
Amana Income Fund – “Large Blend” Category
Investor Shares (AMANX) n/a
  
n/a

% Rank in Category 31 86 81 84 91 n/a
Institutional Shares (AMINX) n/a
  
n/a

% Rank in Category 27 84 79 81 89 n/a
Number of Funds in Category 1,308 1,211 1,121 875 675 1,211
Amana Growth Fund – “Large Growth” Category
Investor Shares (AMAGX) n/a
  
n/a

% Rank in Category 34 83 32 26 61 n/a
Institutional Shares (AMIGX) n/a
  
n/a

% Rank in Category 31 81 29 20 56 n/a
Number of Funds in Category 1,079 1,009 943 755 579 1,009
Amana Developing World Fund – “Diversified Emerging Markets” Category
Investor Shares (AMDWX) n/a
  
n/a

% Rank in Category 92 84 42 82 85 n/a
Institutional Shares (AMIDX) n/a
  
n/a

% Rank in Category 91 83 40 78 81 n/a
Number of Funds in Category 751 693 616 456 225 693
Amana Participation Fund – “Emerging Markets Bond” Category
Investor Shares (AMAPX) n/a
  
n/a

% Rank in Category 76 66 16 23 n/a n/a
Institutional Shares (AMIPX) n/a
  
n/a

% Rank in Category 68 57 9 15 n/a n/a
Number of Funds in Category 147 147 142 121 83 147

Schedule of Investments
As of November 30, 2025
Amana Income Fund
The accompanying notes are an integral part of these financial statements.
4
November 30, 2025
Semi-Annual
Continued on next page.
Common Stock - 90 .0 % Number of Shares Cost Market Value
Percentage of
Net Assets
Consumer Discretionary
Apparel, Footwear & Acc Design
Nike, Class B 205,000 $ 14,047,249 $ 13,249,150 0.6%
Automotive Retailers
Genuine Parts 382,000 15,016,749 49,812,800 2.3%
Home Products Stores
Home Depot 52,000 20,230,590 18,559,840 0.8%
49,294,588 81,621,790 3.7%
Consumer Staples
Household Products
Procter & Gamble 127,000 19,991,437 18,816,320 0.9%
Packaged Food
Danone 150,000 12,939,522 13,411,390 0.6%
Personal Care Products
Colgate-Palmolive 450,000 18,061,325 36,175,500 1.7%
Kenvue 1,675,000 34,061,723 29,061,250 1.3%
Kimberly-Clark 300,000 22,709,515 32,736,000 1.5%
Unilever ADR 500,000 18,702,308 30,295,000 1.4%
93,534,871 128,267,750 5.9%
126,465,830 160,495,460 7.4%
Health Care
Large Pharma
AbbVie 155,000 14,399,325 35,293,500 1.6%
Eli Lilly 266,890 9,157,548 287,032,188 13.1%
Johnson & Johnson 165,000 19,251,626 34,141,800 1.6%
Merck & Co 123,000 15,683,886 12,894,090 0.6%
Novartis ADR 295,400 15,552,803 38,520,160 1.8%
74,045,188 407,881,738 18.7%
Medical Devices
Abbott Laboratories 350,000 8,392,885 45,115,000 2.0%
82,438,073 452,996,738 20.7%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 550,000 34,796,048 63,970,500 2.9%
Construction & Mining Machinery
Komatsu Ltd 400,000 13,809,888 13,152,797 0.6%
Courier Services
United Parcel Service, Class B 300,000 49,276,044 28,737,000 1.3%
Diversified Industrials
Illinois Tool Works 300,000 14,672,460 74,784,000 3.4%
Electrical Power Equipment
Eaton 110,000 20,458,947 38,047,900 1.8%
Industrial Wholesale & Rental
Ferguson Enterprises 200,000 39,986,233 50,334,000 2.3%
W.W. Grainger 80,000 7,590,798 75,890,400 3.5%
47,577,031 126,224,400 5.8%
Measurement Instruments
Rockwell Automation 300,000 13,657,124 118,758,000 5.4%

Schedule of Investments
As of November 30, 2025
Amana Income Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Semi-Annual
5
Common Stock - 90.0% Number of Shares Cost Market Value
Percentage of
Net Assets
Industrials (continued)
Rail Freight
Canadian National Railway 384,000 $ 8,600,818 $ 36,821,760 1.7%
202,848,360 500,496,357 22.9%
Materials
Basic & Diversified Chemicals
Air Products & Chemicals 110,000 6,424,723 28,715,500 1.3%
Linde 130,000 8,531,143 53,341,600 2.5%
14,955,866 82,057,100 3.8%
Cement & Aggregates
CRH PLC 110,000 11,405,141 13,195,600 0.6%
26,361,007 95,252,700 4.4%
Technology
Communications Equipment
Cisco Systems 750,000 34,718,422 57,705,000 2.6%
Consumer Electronics
Nintendo 750,000 36,514,433 63,630,818 2.9%
Infrastructure Software
Microsoft 357,980 7,264,521 176,129,740 8.1%
Semiconductor Devices
Broadcom 300,000 34,949,114 120,888,000 5.5%
Texas Instruments 250,000 38,489,292 42,067,500 1.9%
73,438,406 162,955,500 7.4%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 743,965 7,484,010 216,873,237 9.9%
159,419,792 677,294,295 30.9%
Total investments $646,827,650 $ 1,968,157,340 90.0%
Other assets (net of liabilities) 218,901,194 10.0%
Total net assets $ 2,187,058,534 100.0%
ADR: American Depositary Receipt
PCL: Public Company Limited

Amana Income Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2025
Semi-Annual
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2025
Assets
Investments in securities, at value
(Cost $646,827,650) $ 1,968,157,340
Cash 214,469,143
Dividends receivable 3,180,952
Receivable for Fund shares sold 2,852,977
Prepaid expenses 29,691
Total assets 2,188,690,103
Liabilities
Accrued advisory fees 1,246,973
Accrued 12b-1 distribution fees 174,728
Payable for Fund shares redeemed 88,329
Accrued retirement plan custody fee 70,832
Accrued Chief Compliance Officer expenses 4,423
Accrued trustee expenses 4,361
Accrued other operating expenses 41,923
Total liabilities 1,631,569
Net assets $2,187,058,534
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $699,455,610
Total distributable earnings 1,487,602,924
Net assets applicable to Fund shares outstanding $2,187,058,534
Net asset value per Investor Shares AMANX
Net assets, at value $868,813,445
Shares outstanding 11,514,048
Net asset value, offering and redemption price per
share $75.46
Net asset value per Institutional Shares AMINX
Net assets, at value $1,318,245,089
Shares outstanding 17,683,021
Net asset value, offering and redemption price per
share $74.55
Period ended November 30, 2025
Investment income
Dividend Income (Net of foreign tax of $384,229) $ 15,502,705
Miscellaneous income 874
Total investment income 15,503,579
Expenses
Investment advisory fees 7,481,968
12b-1 distribution fees 1,057,582
ReFlow fees 98,733
Custodian fees 49,781
Filing and registration fees 35,022
Retirement plan custodial fees 32,354
125
Investor Shares 40
150
Institutional Shares 32,314
Legal fees 24,859
Audit fees 18,233
Chief Compliance Officer expenses 15,652
Trustee fees 15,610
Other operating expenses 61,612
Total gross expenses 8,891,406
Less custodian fee credits (49,781)
Net expenses 8,841,625
Net investment income $6,661,954
Net realized gain from investments and foreign
currency $99,508,592
A
Net Increase in unrealized appreciation on investments
and foreign currency 157,426,335
Net gain on investments 256,934,927
Net increase in net assets resulting from operations $263,596,881
A
Includes $35,339,248 in net realized gains from redemptions in-kind

Amana Income Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Semi-Annual
7
Statements of Changes in Net Assets
Period ended November
30, 2025 Year ended May 31, 2025
Increase in net assets from operations
From operations
Net investment income $6,661,954 $16,083,947
Net realized gain on investments and foreign currency 99,508,592 84,628,411
Net increase in unrealized appreciation on investments and foreign currency 157,426,335 45,632,361
Net increase in net assets 263,596,881 146,344,719
Distributions to shareowners from
125
Net dividend and distribution to shareholders - Investor Shares – (45,166,603)
150
Net dividend and distribution to shareholders - Institutional Shares – (61,267,074)
Total distributions – (106,433,677)
Capital share transactions
Proceeds from the sale of shares
125
Investor Shares 30,092,914 69,870,774
150
Institutional Shares 185,350,981 251,888,879
Value of shares issued in reinvestment of dividends and distributions
125
Investor Shares – 43,617,060
150
Institutional Shares – 58,767,563
Cost of shares redeemed
125
Investor Shares (112,809,427) (127,442,908)
150
Institutional Shares (160,205,102) (214,093,824)
Total capital shares transactions (57,570,634) 82,607,544
Total increase in net assets 206,026,247 122,518,586
Net assets
Beginning of period 1,981,032,287 1,858,513,701
End of period $2,187,058,534 $1,981,032,287
Shares of the Fund sold and redeemed
Investor Shares (AMANX)
Number of shares sold 424,492 1,052,806
Number of shares issued in reinvestment of dividends and distributions – 679,237
Number of shares redeemed (1,594,723) (1,925,424)
Net decrease in number of shares outstanding (1,170,231) (193,381)
Institutional Shares (AMINX)
Number of shares sold 2,646,964 3,848,401
Number of shares issued in reinvestment of dividends and distributions – 927,069
Number of shares redeemed (2,279,281) (3,269,683)
Net increase in number of shares outstanding 367,683 1,505,787
– –

Amana Income Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
8
November 30, 2025
Semi-Annual
Investor Shares (AMANX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
November 30,
2025
Year ended May 31,
2025 2024 2023 2022 2021
A A A A A A A
Net asset value at beginning of period $66.54 $65.21 $57.31 $59.34 $61.52 $50.03
Income from investment operations
Net investment income
A
0.18 0.46 0.53 0.59 0.59 0.58
Net gains on securities (both realized and unrealized) 8.74 4.47 10.49 1.91 0.37 14.53
Total from investment operations 8.92 4.93 11.02 2.50 0.96 15.11
Less distributions
Dividends (from net investment income) – (0.44) (0.51) (0.55) (0.55) (0.56)
Distributions (from capital gains) – (3.16) (2.61) (3.98) (2.59) (3.06)
Total distributions – (3.60) (3.12) (4.53) (3.14) (3.62)
Net asset value at end of period $75.46 $66.54 $65.21 $57.31 $59.34 $61.52
Total Return
B
13.41% 7.77% 19.75% 4.35% 1.16% 30.87%
Ratios / supplemental data
Net assets ($000), end of period $868,813 $844,062 $839,814 $747,787 $746,534 $841,439
Ratio of expenses to average net assets
Before custodian fee credits
C
1.00% 1.01% 1.01% 1.02% 1.01% 1.04%
After  custodian fee credits
C
0.99% 1.00% 1.00% 1.02% 1.01% 1.04%
Ratio of net investment income after custodian fee credits  to average net assets
C
0.49% 0.69% 0.86% 1.03% 0.94% 1.03%
Portfolio turnover rate
B
4% 4% 10% 8% 5% 5%
A
Calculated using average shares outstanding
B
Not annualized for period of less than one year
C
Annualized for periods of less than one year

The accompanying notes are an integral part of these financial statements.
November 30, 2025
Semi-Annual
9
Amana Income Fund:
Financial Highlights
Investor Shares (AMANX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
November 30,
2025
Year ended May 31,
2025 2024 2023 2022 2021
A A A A A A A
Net asset value at beginning of period $66.54 $65.21 $57.31 $59.34 $61.52 $50.03
Income from investment operations
Net investment income
A
0.18 0.46 0.53 0.59 0.59 0.58
Net gains on securities (both realized and unrealized) 8.74 4.47 10.49 1.91 0.37 14.53
Total from investment operations 8.92 4.93 11.02 2.50 0.96 15.11
Less distributions
Dividends (from net investment income) – (0.44) (0.51) (0.55) (0.55) (0.56)
Distributions (from capital gains) – (3.16) (2.61) (3.98) (2.59) (3.06)
Total distributions – (3.60) (3.12) (4.53) (3.14) (3.62)
Net asset value at end of period $75.46 $66.54 $65.21 $57.31 $59.34 $61.52
Total Return
B
13.41% 7.77% 19.75% 4.35% 1.16% 30.87%
Ratios / supplemental data
Net assets ($000), end of period $868,813 $844,062 $839,814 $747,787 $746,534 $841,439
Ratio of expenses to average net assets
Before custodian fee credits
C
1.00% 1.01% 1.01% 1.02% 1.01% 1.04%
After  custodian fee credits
C
0.99% 1.00% 1.00% 1.02% 1.01% 1.04%
Ratio of net investment income after custodian fee credits  to average net assets
C
0.49% 0.69% 0.86% 1.03% 0.94% 1.03%
Portfolio turnover rate
B
4% 4% 10% 8% 5% 5%
A
Calculated using average shares outstanding
B
Not annualized for period of less than one year
C
Annualized for periods of less than one year
Institutional Shares (AMINX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
November 30,
2025
Year ended May 31,
2025 2024 2023 2022 2021
A A A A A A A
Net asset value at beginning of period $65.66 $64.44 $56.69 $58.79 $61.04 $49.72
Income from investment operations
Net investment income
A
0.26 0.62 0.67 0.72 0.74 0.71
Net gains on securities (both realized and unrealized) 8.63 4.40 10.38 1.90 0.37 14.42
Total from investment operations 8.89 5.02 11.05 2.62 1.11 15.13
Less distributions
Dividends (from net investment income) – (0.64) (0.69) (0.74) (0.77) (0.75)
Distributions (from capital gains) – (3.16) (2.61) (3.98) (2.59) (3.06)
Total distributions – (3.80) (3.30) (4.72) (3.36) (3.81)
Net asset value at end of period $74.55 $65.66 $64.44 $56.69 $58.79 $61.04
Total Return
B
13.54% 8.02% 20.05% 4.61% 1.40% 31.14%
Ratios / supplemental data
Net assets ($000), end of period $1,318,245 $1,136,971 $1,018,700 $827,401 $788,724 $703,695
Ratio of expenses to average net assets
Before custodian fee credits
C
0.75% 0.76% 0.76% 0.78% 0.77% 0.80%
After  custodian fee credits
C
0.75% 0.76% 0.76% 0.77% 0.77% 0.79%
Ratio of net investment income after custodian fee credits  to average net assets
C
0.73% 0.94% 1.11% 1.27% 1.19% 1.27%
Portfolio turnover rate
B
4% 4% 10% 8% 5% 5%
A
Calculated using average shares outstanding
B
Not annualized for period of less than one year
C
Annualized for periods of less than one year

Schedule of Investments
As of November 30, 2025
Amana Growth Fund
The accompanying notes are an integral part of these financial statements.
10
November 30, 2025
Semi-Annual
Continued on next page.
Common Stock - 98.5% Number of Shares Cost Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 1,345,000 $ 161,823,354 $ 430,642,100 7.1%
Consumer Discretionary
Automotive Retailers
AutoZone
1
40,000 98,870,262 158,173,200 2.6%
Home Products Stores
Lowe's 400,000 8,620,300 96,992,000 1.6%
Specialty Apparel Stores
TJX Companies 1,150,000 12,679,185 174,708,000 2.9%
120,169,747 429,873,200 7.1%
Consumer Staples
Personal Care Products
Church & Dwight 1,171,300 20,995,228 99,747,908 1.7%
Health Care
Large Pharma
AbbVie 600,000 116,604,834 136,620,000 2.2%
AstraZeneca ADR 1,590,000 107,739,591 147,424,800 2.5%
Eli Lilly 290,435 10,031,382 312,354,129 5.2%
Novo Nordisk ADR 2,003,200 7,663,670 98,857,920 1.6%
242,039,477 695,256,849 11.5%
Life Science & Diagnostics
Agilent Technologies 205,875 5,321,733 31,601,813 0.5%
Medical Devices
Smith & Nephew 6,759,770 111,059,709 112,431,692 1.9%
Stryker 300,000 15,657,168 111,354,000 1.8%
126,716,877 223,785,692 3.7%
374,078,087 950,644,354 15.7%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 2,000,000 104,457,808 232,620,000 3.8%
Trane 400,000 66,621,870 168,592,000 2.8%
171,079,678 401,212,000 6.6%
Electrical Power Equipment
Eaton 70,000 25,915,995 24,212,300 0.4%
Schneider Electric SE 400,000 100,973,753 107,660,873 1.8%
126,889,748 131,873,173 2.2%
Fabricated Metal & Hardware
Prysmian S.P.A 280,000 29,445,717 28,106,081 0.5%
Measurement Instruments
Keysight Technologies
1
281,975 6,173,040 55,816,951 0.9%
Trimble
1
1,665,000 26,578,159 135,564,300 2.2%
32,751,199 191,381,251 3.1%
Metalworking Machinery
Lincoln Electric Holdings 268,920 5,947,784 64,387,516 1.1%

Schedule of Investments
As of November 30, 2025
Amana Growth Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Semi-Annual
11
Common Stock - 98.5% Number of Shares Cost Market Value
Percentage of
Net Assets
Industrials (continued)
Waste Management
Waste Management 160,000 $ 36,183,268 $ 34,859,200 0.6%
402,297,394 851,819,221 14.1%
Technology
Application Software
Adobe
1
162,175 5,574,571 51,917,083 0.8%
Intuit 285,600 9,926,412 181,093,248 3.0%
15,500,983 233,010,331 3.8%
Communications Equipment
Apple 1,644,225 1,392,331 458,492,141 7.6%
Cisco Systems 929,050 17,145,279 71,481,107 1.2%
Fujikura Ltd 1,100,000 85,937,737 127,427,486 2.1%
104,475,347 657,400,734 10.9%
Infrastructure Software
Microsoft 660,000 205,627,703 324,726,600 5.3%
Oracle 900,000 39,381,679 181,755,000 3.0%
ServiceNow
1
185,000 99,581,103 150,295,850 2.5%
344,590,485 656,777,450 10.8%
IT Services
Fujitsu Limited 2,300,000 63,659,352 61,082,413 1.0%
Semiconductor Devices
Advanced Micro Devices
1
345,100 25,536,426 75,069,603 1.3%
Broadcom 1,150,000 122,582,706 463,404,000 7.7%
Nvidia 2,100,000 152,670,793 371,700,000 6.1%
300,789,925 910,173,603 15.1%
Semiconductor Manufacturing
ASML Holding NY 308,000 10,937,644 326,480,000 5.4%
Taiwan Semiconductor ADR 1,210,921 12,693,436 352,995,581 5.8%
23,631,080 679,475,581 11.2%
852,647,172 3,197,920,112 52.8%
Total investments $1,932,010,982 $5,960,646,895 98.5%
Other assets (net of liabilities) 93,747,793 1.5%
Total net assets $6,054,394,688 100.0%
1
Non-income producing
ADR: American Depositary Receipt

Amana Growth Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2025
Semi-Annual
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2025
Assets
Investments in securities, at value
(Cost $1,932,010,982) $ 5,960,646,895
Cash 91,824,382
Receivable for security sales 11,030,729
Dividends receivable 4,026,189
Receivable for Fund shares sold 3,087,316
Prepaid expenses 38,425
Total assets 6,070,653,936
Liabilities
Payable for Fund shares redeemed 12,661,252
Accrued advisory fees 2,823,848
Accrued 12b-1 distribution fees 553,949
Accrued retirement plan custody fee 108,565
Accrued trustee expenses 15,474
Accrued Chief Compliance Officer expenses 8,379
Accrued other operating expenses 87,781
Total liabilities 16,259,248
Net assets $6,054,394,688
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $1,626,660,367
Total distributable earnings 4,427,734,321
Net assets applicable to Fund shares outstanding $6,054,394,688
Net asset value per Investor Shares AMAGX
Net assets, at value $2,732,837,951
Shares outstanding 28,734,935
Net asset value, offering and redemption price per
share $95.10
Net asset value per Institutional Shares AMIGX
Net assets, at value $3,321,556,737
Shares outstanding 34,604,255
Net asset value, offering and redemption price per
share $95.99
Period ended November 30, 2025
Investment income
Dividend Income (Net of foreign tax of $862,750) $ 21,945,568
Miscellaneous income 1,181
Total investment income 21,946,749
Expenses
Investment advisory fees 16,525,932
12b-1 distribution fees 3,256,382
ReFlow fees 323,269
Custodian fees 143,730
Audit fees 65,305
Filing and registration fees 60,891
Legal fees 58,021
Retirement plan custodial fees 50,826
225
Investor Shares 57
250
Institutional Shares 50,769
Chief Compliance Officer expenses 44,830
Trustee fees 43,049
Other operating expenses 159,345
Total gross expenses 20,731,580
Less custodian fee credits (143,730)
Net expenses 20,587,850
Net investment income $1,358,899
Net realized gain from investments and foreign
currency $214,809,460
A
Net Increase in unrealized appreciation on investments
and foreign currency 836,949,544
Net gain on investments 1,051,759,004
Net increase in net assets resulting from operations $1,053,117,903
A
Includes $187,355,742 in net realized gains from redemptions in-kind

Amana Growth Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Semi-Annual
13
Statements of Changes in Net Assets
Period ended November
30, 2025 Year ended May 31, 2025
Increase in net assets from operations
From operations
Net investment income $1,358,899 $6,237,673
Net realized gain on investments and foreign currency 214,809,460 176,817,604
Net increase in unrealized appreciation on investments and foreign currency 836,949,544 86,888,468
Net increase in net assets 1,053,117,903 269,943,745
Distributions to shareowners from
225
Net dividend and distribution to shareholders - Investor Shares – (100,893,981)
250
Net dividend and distribution to shareholders - Institutional Shares – (113,345,661)
Total distributions – (214,239,642)
Capital share transactions
Proceeds from the sale of shares
225
Investor Shares 115,779,528 356,186,050
250
Institutional Shares 505,853,425 823,392,230
Value of shares issued in reinvestment of dividends and distributions
225
Investor Shares – 95,674,351
250
Institutional Shares – 108,756,525
Cost of shares redeemed
225
Investor Shares (371,436,319) (499,074,381)
250
Institutional Shares (521,550,438) (893,181,201)
Total capital shares transactions (271,353,804) (8,246,426)
Total increase in net assets 781,764,099 47,457,677
Net assets
Beginning of period 5,272,630,589 5,225,172,912
End of period $6,054,394,688 $5,272,630,589
Shares of the Fund sold and redeemed
Investor Shares (AMAGX)
Number of shares sold 1,316,954 4,453,978
Number of shares issued in reinvestment of dividends and distributions – 1,199,979
Number of shares redeemed (4,310,604) (6,288,709)
Net decrease in number of shares outstanding (2,993,650) (634,752)
Institutional Shares (AMIGX)
Number of shares sold 5,777,815 10,318,331
Number of shares issued in reinvestment of dividends and distributions – 1,354,546
Number of shares redeemed (5,907,232) (11,274,325)
Net increase (decrease) in number of shares outstanding (129,417) 398,552
– –

Amana Growth Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
14
November 30, 2025
Semi-Annual
Investor Shares (AMAGX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
November 30,
2025
Year ended May 31,
2025 2024 2023 2022 2021
A A A A A A A
Net asset value at beginning of period $79.00 $78.08 $62.36 $60.47 $61.17 $45.39
Income from investment operations
Net investment income
A
(0.04) (0.01) 0.06 0.12 0.05 0.10
Net gains (losses) on securities (both realized and
unrealized) 16.14 4.07 16.12 3.86 (0.37) 18.74
Total from investment operations 16.10 4.06 16.18 3.98 (0.32) 18.84
Less distributions
Dividends (from net investment income) – – (0.11) (0.10) (0.05) (0.13)
Distributions (from capital gains) – (3.14) (0.35) (1.99) (0.33) (2.93)
Total distributions – (3.14) (0.46) (2.09) (0.38) (3.06)
Net asset value at end of period $95.10 $79.00 $78.08 $62.36 $60.47 $61.17
Total Return
B
20.38% 5.17% 26.03% 6.83% (0.62)% 42.16%
Ratios / supplemental data
Net assets ($000), end of period $2,732,838 $2,506,581 $2,527,041 $1,865,385 $1,684,412 $1,735,349
Ratio of expenses to average net assets
Before custodian fee credits
C
0.86% 0.86% 0.87% 0.91% 0.91% 0.96%
After  custodian fee credits
C
0.85% 0.86% 0.87% 0.91% 0.90% 0.96%
Ratio of net investment income after custodian fee credits  to average net assets
C
(0.09)% (0.01)% 0.09% 0.21% 0.09% 0.19%
Portfolio turnover rate
B
3% 3% 10% 6% 3%
D
3%
D
A
Calculated using average shares outstanding
B
Not annualized for period of less than one year
C
Annualized for periods of less than one year
D
As restated to reflect the exclusion of redemptions in-kind, which reduced the percentage by 4% and 2% for the year ended May 31, 2022 and 2021, respectively.

The accompanying notes are an integral part of these financial statements.
November 30, 2025
Semi-Annual
15
Amana Growth Fund:
Financial Highlights
Investor Shares (AMAGX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
November 30,
2025
Year ended May 31,
2025 2024 2023 2022 2021
A A A A A A A
Net asset value at beginning of period $79.00 $78.08 $62.36 $60.47 $61.17 $45.39
Income from investment operations
Net investment income
A
(0.04) (0.01) 0.06 0.12 0.05 0.10
Net gains (losses) on securities (both realized and
unrealized) 16.14 4.07 16.12 3.86 (0.37) 18.74
Total from investment operations 16.10 4.06 16.18 3.98 (0.32) 18.84
Less distributions
Dividends (from net investment income) – – (0.11) (0.10) (0.05) (0.13)
Distributions (from capital gains) – (3.14) (0.35) (1.99) (0.33) (2.93)
Total distributions – (3.14) (0.46) (2.09) (0.38) (3.06)
Net asset value at end of period $95.10 $79.00 $78.08 $62.36 $60.47 $61.17
Total Return
B
20.38% 5.17% 26.03% 6.83% (0.62)% 42.16%
Ratios / supplemental data
Net assets ($000), end of period $2,732,838 $2,506,581 $2,527,041 $1,865,385 $1,684,412 $1,735,349
Ratio of expenses to average net assets
Before custodian fee credits
C
0.86% 0.86% 0.87% 0.91% 0.91% 0.96%
After  custodian fee credits
C
0.85% 0.86% 0.87% 0.91% 0.90% 0.96%
Ratio of net investment income after custodian fee credits  to average net assets
C
(0.09)% (0.01)% 0.09% 0.21% 0.09% 0.19%
Portfolio turnover rate
B
3% 3% 10% 6% 3%
D
3%
D
A
Calculated using average shares outstanding
B
Not annualized for period of less than one year
C
Annualized for periods of less than one year
D
As restated to reflect the exclusion of redemptions in-kind, which reduced the percentage by 4% and 2% for the year ended May 31, 2022 and 2021, respectively.
Institutional Shares (AMIGX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
November 30,
2025
Year ended May 31,
2025 2024 2023 2022 2021
A A A A A A A
Net asset value at beginning of period $79.64 $78.58 $62.71 $60.80 $61.50 $45.60
Income from investment operations
Net investment income
A
0.07 0.19 0.23 0.27 0.22 0.24
Net gains (losses) on securities (both realized and
unrealized) 16.28 4.09 16.23 3.88 (0.38) 18.84
Total from investment operations 16.35 4.28 16.46 4.15 (0.16) 19.08
Less distributions
Dividends (from net investment income) – (0.08) (0.24) (0.25) (0.21) (0.25)
Distributions (from capital gains) – (3.14) (0.35) (1.99) (0.33) (2.93)
Total distributions – (3.22) (0.59) (2.24) (0.54) (3.18)
Net asset value at end of period $95.99 $79.64 $78.58 $62.71 $60.80 $61.50
Total Return
B
20.53% 5.42% 26.34% 7.09% (0.40)% 42.53%
Ratios / supplemental data
Net assets ($000), end of period $3,321,557 $2,766,050 $2,698,132 $1,959,054 $1,489,810 $1,291,092
Ratio of expenses to average net assets
Before custodian fee credits
C
0.61% 0.61% 0.62% 0.67% 0.64% 0.71%
After  custodian fee credits
C
0.61% 0.61% 0.62% 0.66% 0.64% 0.71%
Ratio of net investment income after custodian fee credits  to average net assets
C
0.16% 0.23% 0.33% 0.46% 0.32% 0.43%
Portfolio turnover rate
B
3% 3% 10% 6% 3%
D
3%
D
A
Calculated using average shares outstanding
B
Not annualized for period of less than one year
C
Annualized for periods of less than one year
D
As restated to reflect the exclusion of redemptions in-kind, which reduced the percentage by 4% and 2% for the year ended May 31, 2022 and 2021, respectively.

Schedule of Investments
As of November 30, 2025
Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
16
November 30, 2025
Semi-Annual
Continued on next page.
Common Stock - 94.1% Number of Shares Cost Market Value
Percentage of
Net Assets
Communications
Telecom Carriers
Saudi Telecom 387,000 $ 4,326,681 $ 4,404,355 2.8%
Wireless Telecommunications
Telekomunikasi Indonesia ADR 120,000 2,474,228 2,586,000 1.7%
6,800,909 6,990,355 4.5%
Consumer Discretionary
Automobiles
Ford Otomotiv Sanayi 1,096,000 1,984,463 2,442,479 1.5%
Home Products Stores
Wilcon Depot 4,857,500 1,381,055 586,698 0.4%
3,365,518 3,029,177 1.9%
Consumer Staples
Food & Drug Stores
Bim Birlesik Magazalar AS 360,000 4,143,944 4,554,311 2.9%
Clicks Group 224,000 2,980,666 4,550,921 2.9%
7,124,610 9,105,232 5.8%
Packaged Food
Indofood CBP Sukses Makmur 2,500,000 1,468,008 1,269,095 0.8%
Personal Care Products
Dabur India 600,000 3,844,962 3,475,042 2.2%
Kimberly-Clark de Mexico, Class A 2,350,000 4,013,399 4,820,447 3.1%
Unicharm 300,000 3,530,326 1,761,802 1.2%
Unilever ADR 77,000 3,982,347 4,665,430 3.0%
15,371,034 14,722,721 9.5%
23,963,652 25,097,048 16.1%
Financials
Islamic Banking
Alinma Bank 200,000 1,358,341 1,291,829 0.8%
BIMB Holdings 1,476,100 1,168,041 821,925 0.5%
2,526,382 2,113,754 1.3%
Islamic Insurance
Syarikat Takaful Malaysia Keluarga 1,500,000 1,294,978 1,228,084 0.8%
3,821,360 3,341,838 2.1%
Health Care
Health Care Facilities
Bangkok Dusit Medical Services NVDR 5,500,000 3,718,561 3,251,759 2.1%
IHH Healthcare 2,200,000 3,025,417 4,400,301 2.8%
KPJ Healthcare 4,825,992 1,231,252 3,028,431 1.9%
7,975,230 10,680,491 6.8%
Industrials
Other Machinery & Equipment
WEG 700,000 5,045,327 5,758,311 3.7%
Rubber & Plastic
Hartalega Holdings 2,750,000 2,643,031 665,414 0.4%
7,688,358 6,423,725 4.1%

Schedule of Investments
As of November 30, 2025
Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Semi-Annual
17
Common Stock - 94.1% Number of Shares Cost Market Value
Percentage of
Net Assets
Materials
Agricultural Chemicals
Quimica y Minera Chile ADR 110,000 $ 5,676,669 $ 7,075,200 4.5%
Base Metals
Southern Copper 40,239 2,142,609 5,423,413 3.5%
Cement & Aggregates
UltraTech Cement 35,000 3,525,794 4,414,949 2.8%
Iron
Rio Tinto ADR 75,000 5,151,660 5,396,250 3.4%
Metals & Ore
APL Apollo Tubes Ltd 150,000 3,027,775 2,889,480 1.9%
Precious Metals
Barrick Mining Corporation 210,000 4,275,702 8,681,400 5.5%
23,800,209 33,880,692 21.6%
Technology
Communications Equipment
Samsung Electronics 70,000 3,620,815 4,807,800 3.1%
Sercomm 1,050,000 3,113,546 2,762,657 1.7%
6,734,361 7,570,457 4.8%
Computer Hardware & Storage
Advantech 420,931 4,028,508 3,871,383 2.5%
Electronic Manufacturing Services &
Original Design Manufacturer
Jabil 28,600 2,832,472 6,026,306 3.9%
Electronics Components
Delta Electronics 220,000 2,006,645 6,558,304 4.2%
IT Services
Infosys ADR 210,000 4,106,006 3,670,800 2.3%
Semiconductor Devices
Monolithic Power Systems 5,000 3,550,004 4,640,850 3.0%
Nvidia 10,000 208,808 1,770,000 1.1%
Qualcomm 29,000 3,772,449 4,874,610 3.1%
7,531,261 11,285,460 7.2%
Semiconductor Manufacturing
ASML Holding NY 5,850 4,048,956 6,201,000 3.9%
Taiwan Semiconductor ADR 27,200 1,513,555 7,929,072 5.1%
5,562,511 14,130,072 9.0%
32,801,764 53,112,782 33.9%
Utilities
Power Generation
Manila Electric 478,500 3,308,096 4,829,227 3.1%
Total investments $113,525,096 $147,385,335 94.1%
Other assets (net of liabilities) 9,222,192 5.9%
Total net assets $156,607,527 100.0%
ADR: American Depositary Receipt
NVDR: Non Voting Depository Receipt

Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2025
Semi-Annual
Statement of Assets and Liabilities Statement of Operations
As of November 30, 2025
Assets
Investments in securities, at value
(Cost $113,525,096) $ 147,385,335
Cash 9,035,644
Receivable for Fund shares sold 189,446
Dividends receivable 140,481
Receivable for security sales 47,710
Prepaid expenses 19,900
Total assets 156,818,516
Liabilities
Accrued advisory fees 101,459
Accrued audit expenses 42,357
Accrued retirement plan custody fee 26,273
Payable for Fund shares redeemed 23,135
Accrued 12b-1 distribution fees 9,639
Accrued trustee expenses 1,083
Accrued Chief Compliance Officer expenses 210
Accrued other operating expenses 6,833
Total liabilities 210,989
Net assets $156,607,527
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $121,541,108
Total distributable earnings 35,066,419
Net assets applicable to Fund shares outstanding $156,607,527
Net asset value per Investor Shares AMDWX
Net assets, at value $47,873,428
Shares outstanding 3,108,602
Net asset value, offering and redemption price per
share $15.40
Net asset value per Institutional Shares AMIDX
Net assets, at value $108,734,099
Shares outstanding 7,023,892
Net asset value, offering and redemption price per
share $15.48
Period ended November 30, 2025
Investment income
Dividend Income (Net of foreign tax of $189,593) $ 1,376,585
Miscellaneous income 2,100
Total investment income 1,378,685
Expenses
Investment advisory fees 588,427
Custodian fees 57,348
12b-1 distribution fees 54,211
Filing and registration fees 24,512
Audit fees 14,540
Retirement plan custodial fees 11,663
325
Investor Shares 20
350
Institutional Shares 11,643
Legal fees 6,340
ReFlow fees 6,173
Trustee fees 3,288
Chief Compliance Officer expenses 1,078
Other operating expenses 7,250
Total gross expenses 774,830
Less custodian fee credits (56,873)
Net expenses 717,957
Net investment income $660,728
Net realized loss from investments and foreign
currency $(2,859,274)
Net Increase in unrealized appreciation on investments
and foreign currency 26,452,084
Net gain on investments 23,592,810
Net increase in net assets resulting from operations $24,253,538

Amana Developing World Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Semi-Annual
19
Statements of Changes in Net Assets
Period ended November
30, 2025 Year ended May 31, 2025
Increase in net assets from operations
From operations
Net investment income $660,728 $1,187,033
Net realized gain (loss) on investments and foreign currency (2,859,274) 4,522,192
Net increase (decrease) in unrealized appreciation on investments and foreign currency 26,452,084 (7,389,000)
Net increase (decrease) in net assets 24,253,538 (1,679,775)
Distributions to shareowners from
325
Net dividend and distribution to shareholders - Investor Shares – (212,734)
350
Net dividend and distribution to shareholders - Institutional Shares – (755,278)
Total distributions – (968,012)
Capital share transactions
Proceeds from the sale of shares
325
Investor Shares 6,297,821 12,139,998
350
Institutional Shares 15,166,129 39,163,602
Value of shares issued in reinvestment of dividends and distributions
325
Investor Shares – 211,204
350
Institutional Shares – 746,022
Cost of shares redeemed
325
Investor Shares (4,183,443) (8,010,523)
350
Institutional Shares (19,950,907) (32,412,788)
Total capital shares transactions (2,670,400) 11,837,515
Total increase in net assets 21,583,138 9,189,728
Net assets
Beginning of period 135,024,389 125,834,661
End of period $156,607,527 $135,024,389
Shares of the Fund sold and redeemed
Investor Shares (AMDWX)
Number of shares sold 441,981 899,380
Number of shares issued in reinvestment of dividends and distributions – 15,940
Number of shares redeemed (295,886) (594,456)
Net increase in number of shares outstanding 146,095 320,864
Institutional Shares (AMIDX)
Number of shares sold 1,034,090 2,903,908
Number of shares issued in reinvestment of dividends and distributions – 56,134
Number of shares redeemed (1,367,371) (2,399,895)
Net increase (decrease) in number of shares outstanding (333,281) 560,147
– –

Amana Developing World Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
20
November 30, 2025
Semi-Annual
Investor Shares (AMDWX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
November 30,
2025
Year ended May 31,
2025 2024 2023 2022 2021
A A A A A A A
Net asset value at beginning of period $13.05 $13.29 $11.70 $11.85 $13.70 $9.67
Income from investment operations
Net investment income
A
0.05 0.10 0.14 0.13 0.21 0.05
Net gains (losses) on securities (both realized and
unrealized) 2.30 (0.26) 1.56 (0.17) (1.90) 3.98
Total from investment operations 2.35 (0.16) 1.70 (0.04) (1.69) 4.03
Less distributions
Dividends (from net investment income) – (0.08) (0.11) (0.08) (0.16) –
Distributions (from capital gains) – – 0.00
B
(0.03) – –
Total distributions – (0.08) (0.11) (0.11) (0.16) –
Net asset value at end of period $15.40 $13.05 $13.29 $11.70 $11.85 $13.70
Total Return
C
18.01% (1.24)% 14.65% (0.25)% (12.47)% 41.68%
Ratios / supplemental data
Net assets ($000), end of period $47,873 $38,650 $35,115 $29,446 $23,123 $22,553
Ratio of expenses to average net assets
Before custodian fee credits
D
1.21% 1.20% 1.20% 1.22% 1.21% 1.20%
After  custodian fee credits
D
1.14% 1.13% 1.13% 1.15% 1.14% 1.14%
Ratio of net investment income after custodian fee credits  to average net assets
D
0.73% 0.76% 1.15% 1.11% 1.59% 0.44%
Portfolio turnover rate
C
9% 9% 1% 6% 30% 3%
A
Calculated using average shares outstanding
B
Amount is less than $0.01
C
Not annualized for period of less than one year
D
Annualized for periods of less than one year

The accompanying notes are an integral part of these financial statements.
November 30, 2025
Semi-Annual
21
Amana Developing World Fund:
Financial Highlights
Investor Shares (AMDWX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
November 30,
2025
Year ended May 31,
2025 2024 2023 2022 2021
A A A A A A A
Net asset value at beginning of period $13.05 $13.29 $11.70 $11.85 $13.70 $9.67
Income from investment operations
Net investment income
A
0.05 0.10 0.14 0.13 0.21 0.05
Net gains (losses) on securities (both realized and
unrealized) 2.30 (0.26) 1.56 (0.17) (1.90) 3.98
Total from investment operations 2.35 (0.16) 1.70 (0.04) (1.69) 4.03
Less distributions
Dividends (from net investment income) – (0.08) (0.11) (0.08) (0.16) –
Distributions (from capital gains) – – 0.00
B
(0.03) – –
Total distributions – (0.08) (0.11) (0.11) (0.16) –
Net asset value at end of period $15.40 $13.05 $13.29 $11.70 $11.85 $13.70
Total Return
C
18.01% (1.24)% 14.65% (0.25)% (12.47)% 41.68%
Ratios / supplemental data
Net assets ($000), end of period $47,873 $38,650 $35,115 $29,446 $23,123 $22,553
Ratio of expenses to average net assets
Before custodian fee credits
D
1.21% 1.20% 1.20% 1.22% 1.21% 1.20%
After  custodian fee credits
D
1.14% 1.13% 1.13% 1.15% 1.14% 1.14%
Ratio of net investment income after custodian fee credits  to average net assets
D
0.73% 0.76% 1.15% 1.11% 1.59% 0.44%
Portfolio turnover rate
C
9% 9% 1% 6% 30% 3%
A
Calculated using average shares outstanding
B
Amount is less than $0.01
C
Not annualized for period of less than one year
D
Annualized for periods of less than one year
Institutional Shares (AMIDX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
November 30,
2025
Year ended May 31,
2025 2024 2023 2022 2021
A A A A A A A
Net asset value at beginning of period $13.10 $13.35 $11.74 $11.90 $13.77 $9.70
Income from investment operations
Net investment income
A
0.07 0.13 0.17 0.15 0.24 0.08
Net gains (losses) on securities (both realized and
unrealized) 2.31 (0.27) 1.57 (0.17) (1.90) 3.99
Total from investment operations 2.38 (0.14) 1.74 (0.02) (1.66) 4.07
Less distributions
Dividends (from net investment income) – (0.11) (0.13) (0.11) (0.21) –
Distributions (from capital gains) – – 0.00
B
(0.03) – –
Total distributions – (0.11) (0.13) (0.14) (0.21) –
Net asset value at end of period $15.48 $13.10 $13.35 $11.74 $11.90 $13.77
Total Return
C
18.17% (1.10)% 14.95% (0.12)% (12.24)% 41.96%
Ratios / supplemental data
Net assets ($000), end of period $108,734 $96,374 $90,720 $54,611 $46,715 $42,241
Ratio of expenses to average net assets
Before custodian fee credits
D
0.99% 0.98% 0.98% 1.01% 0.99% 0.97%
After  custodian fee credits
D
0.91% 0.91% 0.90% 0.94% 0.92% 0.91%
Ratio of net investment income after custodian fee credits  to average net assets
D
0.97% 0.96% 1.36% 1.31% 1.80% 0.65%
Portfolio turnover rate
C
9% 9% 1% 6% 30% 3%
A
Calculated using average shares outstanding
B
Amount is less than $0.01
C
Not annualized for period of less than one year
D
Annualized for periods of less than one year

Consolidated Schedule of Investments
As of November 30, 2025
Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
22
November 30, 2025
Semi-Annual
Continued on next page.
Corporate Sukuk - 82.0% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Axiata SPV2
1
4.357% due 03/24/2026 $ 4,357,000 $ 4,359,026 1.6%
Axiata SPV2
1
2.163% due 08/19/2030 6,000,000 5,451,883 2.0%
Saudi Telecom
1
3.890% due 05/13/2029 5,000,000 4,969,026 1.9%
14,779,935 5.5%
Consumer Staples
Almarai Sukuk
1
5.233% due 07/25/2033 7,380,000 7,594,738 2.8%
Energy
SA Global
1
2.694% due 06/17/2031 8,500,000 7,731,762 2.9%
Financials
Aercap Sukuk Ltd
1
4.500% due 10/03/2029 8,500,000 8,435,903 3.2%
Ahli United Sukuk Ltd
1
3.875% due 06/17/2046 2,500,000 2,455,830 0.9%
Air Lease Corp Sukuk
1
5.850% due 04/01/2028 6,000,000 6,125,666 2.3%
Al Rajhi Sukuk
1
6.375% due 11/16/2049 9,000,000 9,124,895 3.4%
Alpha Star HO IX Ltd
1
7.000% due 08/26/2028 3,500,000 3,566,821 1.3%
Banque Saudi Fransi
1
4.750% due 05/31/2028 4,000,000 4,027,101 1.5%
Boubyan Sukuk Ltd
1
3.389% due 03/29/2027 4,600,000 4,541,391 1.7%
Boubyan Tier 1 Sukuk Ltd
1
3.950% due 04/01/2049 7,350,000 7,187,087 2.7%
BSF Sukuk Co Ltd
1
5.375% due 01/21/2030 3,500,000 3,603,819 1.3%
DIB Tier 1 Sukuk 4
1
4.625% due 05/19/2049 5,250,000 5,198,503 1.9%
Dubai Islamic Bank
1
5.493% due 11/30/2027 5,000,000 5,118,445 1.9%
Dukhan Tier 1 Sukuk
1
3.950% due 07/14/2049 850,000 834,700 0.3%
EI Sukuk Co Ltd
1
5.431% due 05/28/2029 2,000,000 2,060,225 0.8%
Emirates REIT Sukuk III
1
7.500% due 12/12/2028 5,500,000 5,583,184 2.1%
Khazanah Global Sukuk
1
4.687% due 06/01/2028 5,000,000 5,076,123 1.9%
Kuwait Financial Bank Tier 1
1,2
3.600% due PERP 10,000,000 9,814,560 3.7%
MAF SUKUK
1
5.000% due 06/01/2033 2,000,000 2,036,300 0.8%
National Commercial Bank Tier 1
1,2
3.500% due PERP 5,550,000 5,428,710 2.0%
QIIB Senior ORYX Ltd
1
5.247% due 01/24/2029 1,500,000 1,537,671 0.6%
SAIB Tier 1 Sukuk Ltd
1
6.375% due 11/27/2049 9,000,000 9,007,567 3.4%
Sharjah
1
3.854% due 04/03/2026 1,200,000 1,195,436 0.4%
SIB Tier 1 Sukuk
1
6.125% due 06/04/2050 4,000,000 4,035,430 1.5%
WARBA Tier 1 Sukuk 2 Ltd
1
4.000% due 11/29/2071 350,000 340,710 0.1%
106,336,077 39.7%
Fixed Income
Hazine Mustesarligi Varl
1
8.509% due 01/14/2029 1,000,000 1,099,457 0.4%
Sharjah Sukuk Program
1
3.234% due 10/23/2029 710,000 671,983 0.3%
1,771,440 0.7%
Industrials
DP World Crescent Ltd
1
5.500% due 09/13/2033 3,000,000 3,111,924 1.2%
DP World Crescent
1
3.750% due 01/30/2030 5,000,000 4,855,216 1.8%
EDO Sukuk Ltd 5.875
1
5.875% due 09/21/2033 2,000,000 2,124,172 0.8%
Ma'aden Sukuk Ltd
1
5.250% due 02/13/2030 4,790,000 4,913,337 1.8%
Ma'aden Sukuk Ltd
1
5.500% due 02/13/2035 1,500,000 1,564,079 0.6%
Mazoon Assets Co SAOC
1
5.500% due 02/14/2029 1,140,000 1,168,511 0.4%
17,737,239 6.6%

Consolidated Schedule of Investments
As of November 30, 2025
Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Semi-Annual
23
Corporate Sukuk - 82.0% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Materials
Equate Sukuk SPC Ltd
1
5.000% due 09/05/2031 $ 10,000,000 $ 10,160,740 3.8%
Real Estate
Aldar
1
3.875% due 10/22/2029 6,000,000 5,855,055 2.2%
Alpha Star Holding
1
8.375% due 04/12/2027 6,550,000 6,740,408 2.5%
Dar Al-Arkan Sukuk Co Lt
1
8.000% due 02/25/2029 7,000,000 7,276,500 2.7%
EMAAR
1
3.700% due 07/06/2031 7,000,000 6,752,214 2.5%
Majid Al Futtaim
1
4.638% due 05/14/2029 6,650,000 6,681,109 2.5%
33,305,286 12.4%
Utilities
National Central Cooling
1
5.279% due 03/05/2030 7,500,000 7,710,332 2.9%
Saudi Electricity Global
1
5.500% due 04/08/2044 2,400,000 2,435,530 0.9%
Saudi Electricity Global
1
5.684% due 04/11/2053 2,500,000 2,510,005 1.0%
TNB Global Ventures Cap
1
3.244% due 10/19/2026 1,140,000 1,130,759 0.4%
TNB Global Ventures
1
4.851% due 11/01/2028 6,300,000 6,423,300 2.4%
20,209,926 7.6%
Total Corporate Sukuk (Cost $218,777,801) $219,627,143 82.0%
Government Sukuk - 10.2% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Energy
EDO Sukuk Ltd
1
5.662% due 07/03/2031 9,000,000 9,421,452 3.5%
Government
Hazine Mustesarligi Varl
1
6.500% due 04/26/2030 5,000,000 5,178,063 1.9%
Kingdom of Saudi Arabia
1
4.303% due 01/19/2029 1,200,000 1,203,180 0.5%
Oman Sovereign Sukuk
1
4.875% due 06/15/2030 5,150,000 5,269,122 2.0%
Perusahaan Penerbit SBSN
1
4.450% due 02/20/2029 3,050,000 3,065,250 1.1%
Perusahaan Penerbit SBSN
1
3.550% due 06/09/2051 4,280,000 3,135,100 1.2%
17,850,715 6.7%
Total Government Sukuk (Cost $26,969,935) $27,272,167 10.2%
Bank Time Deposits - 2.6% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Bank Time Deposits
Bank ABC 0.043% due 12/26/2025 2,000,000 2,000,000 0.8%
Kuwait Finance House 0.043% due 12/04/2025 2,000,000 2,000,000 0.7%
Kuwait Finance House 0.042% due 12/15/2025 3,000,000 3,000,000 1.1%
Total Bank Time Deposits (Cost $7,000,000) $7,000,000 2.6%
Total investments (Cost $252,747,736) $253,899,310 94.8%
Other assets (net of liabilities) 13,841,934 5.2%
Total net assets $267,741,244 100.0%
1
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of
1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
November 30, 2025, the aggregate value of these securities was $246,899,310 representing 92.2% of total net assets.
2
Variable rate security. The interest rate represents the rate in effect at November 30, 2025 and resets periodically based on the parenthetically disclosed reference rate and spread.
SA: Special Assessment

Amana Participation Fund
The accompanying notes are an integral part of these financial statements.

November 30, 2025
Semi-Annual
Consolidated Statement of Assets and Liabilities Consolidated Statement of Operations
As of November 30, 2025
Assets
Investments in securities, at value
(Cost $252,747,736) $ 253,899,310
Cash 10,655,872
Dividends receivable 3,353,978
Receivable for Fund shares sold 148,851
Prepaid expenses 23,038
Total assets 268,081,049
Liabilities
Payable for Fund shares redeemed 156,534
Accrued advisory fees 119,286
Accrued retirement plan custody fee 22,638
Distributions payable 17,304
Accrued audit expenses 8,037
Accrued 12b-1 distribution fees 7,807
Accrued legal expenses 3,607
Accrued trustee expenses 969
Accrued Chief Compliance Officer expenses 386
Accrued other operating expenses 3,237
Total liabilities 339,805
Net assets $267,741,244
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $333,343,208
Total distributable earnings (65,601,964)
Net assets applicable to Fund shares outstanding $267,741,244
Net asset value per Investor Shares AMAPX
Net assets, at value $38,390,362
Shares outstanding 3,869,512
Net asset value, offering and redemption price per
share $9.92
Net asset value per Institutional Shares AMIPX
Net assets, at value $229,350,882
Shares outstanding 23,033,128
Net asset value, offering and redemption price per
share $9.96
Period ended November 30, 2025
Investment income
Sukuk income $ 6,504,422
Miscellaneous income 25
Total investment income 6,504,447
Expenses
Investment advisory fees 701,967
12b-1 distribution fees 45,259
Custodian fees 32,898
Filing and registration fees 29,721
Retirement plan custodial fees 8,900
425
Investor Shares 26
450
Institutional Shares 8,874
Legal fees 8,540
Audit fees 7,546
Trustee fees 3,736
Chief Compliance Officer expenses 1,798
Other operating expenses 10,624
Total gross expenses 850,989
Less custodian fee credits (32,898)
Net expenses 818,091
Net investment income $5,686,356
Net realized loss from investments $(797,621)
Net increase in unrealized depreciation on investments 4,995,308
Net gain on investments 4,197,687
Net increase in net assets resulting from operations $9,884,043

Amana Participation Fund
The accompanying notes are an integral part of these financial statements.
November 30, 2025
Semi-Annual
25
Consolidated Statements of Changes in Net Assets
Period ended November
30, 2025 Year ended May 31, 2025
Increase in net assets from operations
From operations
Net investment income $5,686,356 $8,287,495
Net realized loss on investments (797,621) (240,580)
Net increase in unrealized appreciation on investments 4,995,308 3,740,587
Net increase in net assets 9,884,043 11,787,502
Distributions to shareowners from
425
Net dividend and distribution to shareholders - Investor Shares (511,349) (1,083,820)
450
Net dividend and distribution to shareholders - Institutional Shares (3,751,073) (7,199,705)
Total distributions (4,262,422) (8,283,525)
Capital share transactions
Proceeds from the sale of shares
425
Investor Shares 8,019,319 13,065,840
450
Institutional Shares 82,618,065 118,045,122
Value of shares issued in reinvestment of dividends and distributions
425
Investor Shares 497,006 1,059,338
450
Institutional Shares 3,663,161 7,077,542
Cost of shares redeemed
425
Investor Shares (5,487,971) (8,763,467)
450
Institutional Shares (84,476,257) (76,155,176)
Total capital shares transactions 4,833,323 54,329,199
Total increase in net assets 10,454,944 57,833,176
Net assets
Beginning of period 257,286,300 199,453,124
End of period $267,741,244 $257,286,300
Shares of the Fund sold and redeemed
Investor Shares (AMAPX)
Number of shares sold 813,087 1,341,293
Number of shares issued in reinvestment of dividends and distributions 50,392 108,739
Number of shares redeemed (556,932) (900,183)
Net increase in number of shares outstanding 306,547 549,849
Institutional Shares (AMIPX)
Number of shares sold 8,356,916 12,052,279
Number of shares issued in reinvestment of dividends and distributions 370,091 723,734
Number of shares redeemed (8,512,925) (7,779,792)
Net increase in number of shares outstanding 214,082 4,996,221
– –

Amana Participation Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
26
November 30, 2025
Semi-Annual
Investor Shares (AMAPX)
Selected data per share of outstanding capital stock
throughout each period:
Period ended
Nov. 30, 2025
A
Year ended May 31
2025
A
2024
A
2023
A
2022
A
2021
A
A A A A A A A
Net asset value at beginning of period $9.72 $9.54 $9.64 $9.86 $10.42 $10.12
Income from investment operations
Net investment income
B,C
0.19 0.35 0.31 0.21 0.18 0.19
Net gains (losses) on securities (both realized and
unrealized) 0.15 0.17 (0.12) (0.24) (0.57) 0.30
Total from investment operations 0.34 0.52 0.19 (0.03) (0.39) 0.49
Less distributions
Dividends (from net investment income) (0.14) (0.34) (0.29) (0.19) (0.17) (0.19)
Total distributions (0.14) (0.34) (0.29) (0.19) (0.17) (0.19)
Net asset value at end of period $9.92 $9.72 $9.54 $9.64 $9.86 $10.42
Total Return
C
3.51% 5.44% 2.01% (0.26)% (3.83)% 4.90%
Ratios / supplemental data
Net assets ($000), end of year $38,390 $34,639 $28,756 $26,650 $24,722 $22,375
Ratio of expenses to average net assets
Before  custodian fee credits
D
0.82% 0.82% 0.83% 0.80% 0.80% 0.82%
After custodian fee credits
D
0.79% 0.80% 0.80% 0.78% 0.78% 0.80%
Ratio of net investment income after to average net
assets
D
3.84% 3.56% 3.23% 2.11% 1.71% 1.86%
Portfolio turnover rate
C
20% 22% 17% 48% 15% 19%
A
Consolidated
B
Calculated using average shares outstanding
C
Not annualized for period of less than one year
D
Annualized for periods of less than one year

The accompanying notes are an integral part of these financial statements.
November 30, 2025
Semi-Annual
27
Amana Participation Fund:
Financial Highlights
Investor Shares (AMAPX)
Selected data per share of outstanding capital stock
throughout each period:
Period ended
Nov. 30, 2025
A
Year ended May 31
2025
A
2024
A
2023
A
2022
A
2021
A
A A A A A A A
Net asset value at beginning of period $9.72 $9.54 $9.64 $9.86 $10.42 $10.12
Income from investment operations
Net investment income
B,C
0.19 0.35 0.31 0.21 0.18 0.19
Net gains (losses) on securities (both realized and
unrealized) 0.15 0.17 (0.12) (0.24) (0.57) 0.30
Total from investment operations 0.34 0.52 0.19 (0.03) (0.39) 0.49
Less distributions
Dividends (from net investment income) (0.14) (0.34) (0.29) (0.19) (0.17) (0.19)
Total distributions (0.14) (0.34) (0.29) (0.19) (0.17) (0.19)
Net asset value at end of period $9.92 $9.72 $9.54 $9.64 $9.86 $10.42
Total Return
C
3.51% 5.44% 2.01% (0.26)% (3.83)% 4.90%
Ratios / supplemental data
Net assets ($000), end of year $38,390 $34,639 $28,756 $26,650 $24,722 $22,375
Ratio of expenses to average net assets
Before  custodian fee credits
D
0.82% 0.82% 0.83% 0.80% 0.80% 0.82%
After custodian fee credits
D
0.79% 0.80% 0.80% 0.78% 0.78% 0.80%
Ratio of net investment income after to average net
assets
D
3.84% 3.56% 3.23% 2.11% 1.71% 1.86%
Portfolio turnover rate
C
20% 22% 17% 48% 15% 19%
A
Consolidated
B
Calculated using average shares outstanding
C
Not annualized for period of less than one year
D
Annualized for periods of less than one year
Institutional Shares (AMIPX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
Nov. 30, 2025
A
Year ended May 31
2025
A
2024
A
2023
A
2022
A
2021
A
A A A A A A A
Net asset value at beginning of period $9.76 $9.58 $9.68 $9.89 $10.45 $10.16
Income from investment operations
Net investment income
B,C
0.20 0.37 0.33 0.23 0.20 0.22
Net gains (losses) on securities (both realized and
unrealized) 0.15 0.17 (0.12) (0.22) (0.57) 0.29
Total from investment operations 0.35 0.54 0.21 0.01 (0.37) 0.51
Less distributions
Dividends (from net investment income) (0.15) (0.36) (0.31) (0.22) (0.19) (0.22)
Total distributions (0.15) (0.36) (0.31) (0.22) (0.19) (0.22)
Net asset value at end of period $9.96 $9.76 $9.58 $9.68 $9.89 $10.45
Total Return
C
3.63% 5.68% 2.26% 0.09% (3.58)% 5.04%
Ratios / supplemental data
Net assets ($000), end of year $229,351 $222,648 $170,697 $192,060 $187,032 $143,404
Ratio of expenses to average net assets
Before  custodian fee credits
D
0.57% 0.59% 0.58% 0.56% 0.56% 0.58%
After custodian fee credits
D
0.55% 0.57% 0.56% 0.53% 0.54% 0.56%
Ratio of net investment income after custodian fee credit to average net assets
D
4.08% 3.79% 3.45% 2.34% 1.97% 2.10%
Portfolio turnover rate
C
20% 22% 17% 48% 15% 19%
A
Consolidated
B
Calculated using average shares outstanding
C
Not annualized for period of less than one year
D
Annualized for periods of less than one year

Notes To Financial Statements

November 30, 2025
Semi-Annual
Note 1 - Organization
Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware
Statutory Trust on March 11, 2013, and is the successor to Amana
Mutual Funds Trust, an Indiana Business Trust (“Prior Trust”)
organized on July 26, 1984, pursuant to a reorganization on July
19, 2013. Each Fund is a series of the Trust and the Income, Growth, and Developing World Funds are successors to the corresponding series of the Prior Trust. The Trust is registered as an open-end, management company under the Investment Company Act of 1940, as amended. The Trust restricts its investments to those acceptable to Muslims by investing in accordance with Islamic principles.
Four portfolio series have been created. The Income Fund was first authorized to sell shares of beneficial interest to the public on June
23, 1986. The Growth Fund began operations on February 3, 1994 .
The Developing World Fund began operations on September 28,
2009 . Institutional Shares of Income, Growth, and Developing World
Funds were first offered September 25, 2013. The Participation
Fund (both Investor and Institutional Shares) began operations
September 28, 2015 . The Participation Fund is a nondiversified fund.
Each Fund is an investment company and accordingly follows the investment accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946 “Financial Services – Investment Companies.”
Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund and has in all respects the same rights and obligations as each other class of the Fund, except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class. Each class of shares may be subject to different investment minimums and other conditions of eligibility as may be described in the prospectus for the particular class of shares, as from time to time in effect.
Income, realized and unrealized capital gains and losses, and expenses to be paid by a Fund and not allocated to a particular class as provided below, shall be allocated to each class on the basis of relative net assets. Expenses allocable to a specific class are expenses specifically incurred by or for such class including the following:
Distribution fees;
Retirement plan custodial fees; and
Any applicable service fees.
Net investment income dividends and capital gain distributions paid by the Fund on each class of its shares will be calculated in the same manner on the same day and at the same time.
Commencing in the year ended May 31, 2021, the Participation
Fund utilizes a wholly-owned subsidiary to achieve its investment objective (see Note 3).
Investment risks:
Income , Growth , Developing World , and Participation Funds :
The value of the shares of each of the Funds rises and falls as the value of the securities in which the Funds invest goes up and down.
The Funds limit the securities they purchase to those consistent with Islamic principles. This limits opportunities and may affect performance. Each of the Funds may invest in securities that are not traded in the United States. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. These risks include currency and market fluctuations, and political or social instability.
The risks of foreign investing are generally magnified in the smaller and more volatile securities markets of the developing world.
Growth Fund : The smaller and less seasoned companies that may be in the Growth Fund have a greater risk of price volatility.
Participation Fund : While the Participation Fund does not invest in conventional bonds, risks similar to those of conventional fixed-
income funds apply. These include: diversification and concentration risk, liquidity risk, interest rate risk, credit risk, and high-yield risk.
The Participation Fund also includes risks specific to investments in Islamic fixed-income instruments. The structural complexity of sukuk , along with the weak infrastructure of the sukuk market, increases risk. As compared to rights of conventional bondholders, holders of sukuk may have limited ability to pursue legal recourse to enforce the terms of the sukuk or to restructure the sukuk in order to seek recovery of principal. Sukuk are also subject to the risk that some Islamic scholars may deem certain sukuk as not meeting
Islamic investment principles subsequent to the sukuk being issued.
The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issuers specific to a particular sector or industry.
Please see each Fund’s Summary Prospectus, the Funds' Prospectus, and Statement of Additional Information for a more detailed
discussion of the risks affecting the Funds.
Note 2 - Unaudited Information
The information in this interim report has not been subject to independent audit.
Note 3 - Significant Accounting Policies
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Adviser, whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity

Notes To Financial Statements
(continued)
November 30, 2025
Semi-Annual
29
on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation
methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.
Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class.
As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund’s share classes. The Funds’ shares are not priced or traded on days the
New York Stock Exchange is closed. The NAV is both the offering and redemption price per share.
Share Valuation Inputs as of November 30, 2025
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Income Fund
Common Stock
Consumer Discretionary $81,621,790 $– $– $81,621,790
Consumer Staples $147,084,070 $13,411,390 $– $160,495,460
Health Care $452,996,738 $– $– $452,996,738
Industrials $487,343,560 $13,152,797 $– $500,496,357
Materials $95,252,700 $– $– $95,252,700
Technology $613,663,477 $63,630,818 $– $677,294,295
Total Common Stock $1,877,962,335 $90,195,005 $– $1,968,157,340
Total Assets $1,877,962,335 $90,195,005 $– $1,968,157,340
Growth Fund
Common Stock
Communications $430,642,100 $– $– $430,642,100
Consumer Discretionary $429,873,200 $– $– $429,873,200
Consumer Staples $99,747,908 $– $– $99,747,908
Health Care $838,212,662 $112,431,692 $– $950,644,354
Industrials $716,052,267 $135,766,954 $– $851,819,221
Technology $3,009,410,213 $188,509,899 $– $3,197,920,112
Total Common Stock $5,523,938,350 $436,708,545 $– $5,960,646,895
Total Assets $5,523,938,350 $436,708,545 $– $5,960,646,895
Developing World Fund
Common Stock
Communications $2,586,000 $4,404,355 $– $6,990,355
Consumer Discretionary $– $3,029,177 $– $3,029,177
Consumer Staples $4,665,430 $20,431,618 $– $25,097,048
Financials $– $3,341,838 $– $3,341,838
Health Care $– $10,680,491 $– $10,680,491
Industrials $– $6,423,725 $– $6,423,725
Materials $26,576,263 $7,304,429 $– $33,880,692
Technology $35,112,638 $18,000,144 $– $53,112,782
Utilities $– $4,829,227 $– $4,829,227
Total Common Stock $68,940,331 $78,445,004 $– $147,385,335
Total Assets $68,940,331 $78,445,004 $– $147,385,335
Note 3 - Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)

November 30, 2025
Semi-Annual
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Investment concentration:
The fundamental policies of the Funds prohibit earning interest, in accordance with Islamic principles. Consequently, cash is held in non-interest-bearing deposits with the Funds’ custodian or other banks. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting
Standards Codification (“ASC”) 825, “ Financial Instruments, ”
identifies these items as a concentration of credit risk. The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the Trust. This process includes evaluation of other financial institutions providing investment company custody services.
ReFlow Liquidity Program:
The Funds may participate in the ReFlow Fund, LLC ("ReFlow")
liquidity program, which is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareowner redemptions. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by
ReFlow (currently 8 days) or at other times at ReFlow's discretion. For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily
"Dutch auction" among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Funds' in-kind redemption policies. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day.
Federal income taxes:
Each Fund intends to comply with the requirements of the Internal
Revenue Code necessary to qualify as a regulated investment
company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has
analyzed the Funds’ tax positions and has concluded that no
liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
(2022 − 2024) or expected to be taken in the Funds’ 2025 tax returns.
The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments;
however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Participation Fund
Bank Time Deposits
1
$– $7,000,000 $– $7,000,000
Corporate Sukuk
1
$– $219,627,143 $– $219,627,143
Government Sukuk
1
$– $27,272,167 $– $27,272,167
Total Assets $– $253,899,310 $– $253,899,310
1
See the Schedule of Investments for additional details.
Note 3 - Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
November 30, 2025
Semi-Annual
31
Reclassification of capital accounts:
Accounting principles generally accepted in the United States of
America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are as of the fiscal year ended May
31, 2025 , and have no effect on net assets or NAV per share.
The Developing World had no reclassification of capital accounts.
Distributions to shareowners:
For the Amana Participation Fund , dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month. For the Amana Income Fund , Amana
Growth Fund , and Amana Developing World Fund , dividends
to shareowners from net investment income, if any, are paid in
May and December. As a result of their investment strategies, the Growth and Developing World Funds do not expect to pay
income dividends. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.
Use of estimates:
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
Consolidation of Subsidiary – Amana SPV:
The Consolidated Portfolio of Investments, Consolidated Statement
of Assets and Liabilities, Consolidated Statement of Operations
and Consolidated Statement of Changes in Net Assets and the
Consolidated Financial Highlights of the Amana Participation
Fund includes the accounts of AMANA SPV, a wholly owned and
controlled subsidiary. AMANA SPV is a C-Corporation incorporated as an exempted company under the company’s law of the Cayman
Islands on January 21, 2019, and is not subject to Cayman Islands taxes at the present time. For its income tax purpose, the SPV is not subject to US income taxes; however, the SPV's net income and capital gains will be included each year in the Amana Participation
Fund's taxable income. All inter-company accounts and transactions have been eliminated in consolidation.
The Amana Participation Fund may invest up to 25% of its total assets in the segregated portfolio vehicle (“SPV”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objectives and policies.
A summary of the Amana Participation Fund's investments in the
SPV is as follows:
Other:
Dividend income is recognized on the ex-dividend date, and sukuk income is recognized on an accrual basis.
Expenses incurred by the Trust on behalf of the Funds (e.g., professional fees) are allocated to the Funds on the basis of relative daily average net assets. Net investment losses may not be utilized to offset net investment income in future periods for tax purposes.
Note 4 - Transactions with Affiliated Persons
Under a contract approved annually by the Board of Trustees of the Trust, including those who are not party to the contract or
"interested persons" (as defined in the Investment Company Act of 1940) of such parties or the Trust (the "Independent Trustees"),
Saturna Capital Corporation ("Saturna Capital") provides investment advisory services and certain other administrative services and facilities required to conduct Trust business. Effective December 1,
2020, the Amana Income Fund , Amana Growth Fund , and Amana
Developing World Fund each pay an advisory and administration fee of 0.80% on the first $1 billion of a Fund’s average daily net assets,
0.65% on the next $1 billion, and 0.50% on assets over $2 billion.
The Amana Participation Fund pays an advisory and administration fee of 0.50% annually of the average daily net assets. For the fiscal period ended November 30, 2025 , the Funds paid the following advisory fees to Saturna Capital:
1
Certain officers and one trustee of Amana are also officers and directors of the investment adviser.
Saturna Brokerage Services, Inc. (“SBS”), a subsidiary of Saturna
Capital, is registered as a broker-dealer and acts as distributor.
The Funds have adopted a Distribution Plan in accordance with
Rule 12b-1 under the 1940 Act applicable to the Investor Shares of each Fund. The plan provides that the Funds will pay a fee to SBS at an annual rate of up to 0.25% of the average daily net assets
Income Fund Growth Fund
Distributable earnings
$(24,105,700) $(221,743,000)
Paid-in Capital
$24,105,700 $221,743,000
Participation
Fund
Distributable earnings
$56
Paid-in Capital
$(56)
Inception Date
of SPV
SPV Net Assets
at November
30, 2025
% of Fund
Net Assets at
November 30,
2025
Amana SPV January 21, 2019 $60,635,562 22.6%
Advisory Fees
100
Income Fund $7,481,968
200
Growth Fund $16,525,932
300
Developing World Fund $588,427
400
Participation Fund $701,967
Note 3 - Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)

November 30, 2025
Semi-Annual
applicable to Investor Shares of each Fund. The fee is paid to SBS as reimbursement for expenses incurred for distribution-related activity. For the fiscal period ended November 30, 2025 , the Funds paid the following distribution fees to SBS:
For the period ended November 30, 2025, Saturna Capital spent an additional $4,155,125 of its own resources, and not part of the
12b-1 expense of the Funds, to compensate broker-dealers or other financial intermediaries, or their affiliates, in connection with the sale, distribution, retention, and/or servicing of Fund shares. To the extent that these resources are derived from advisory fees paid by the Funds, these payments could be considered “revenue sharing.”
Any such payments will not change the net asset value or the price of a Fund’s shares.
SBS is used to effect equity portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission.
Transactions effected through other brokers are subject to
commissions payable to that broker.
Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for the Funds. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal period ended
November 30, 2025 , the Funds incurred the following retirement plan custodial fees to STC:
Ms. Jane Carten serves as a trustee and president of the Trust.
She is not compensated by the Trust. For the fiscal period ended
November 30, 2025 , the Funds paid trustee compensation expenses of $37,250, which is included in the $65,683 of total expenses incurred for the Independent Trustees.
On November 30, 2025 , the trustees, officers, and their affiliates
(including Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
The officers of the Trust are paid by Saturna Capital Corporation, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal period ended November 30,
2025 , the Funds paid the following compensation expenses for the
Chief Compliance Officer:
Note 5 - Distributions to Shareowners
The tax characteristics of distributions paid for the fiscal period ended November 30, 2025 and May 31, 2025 , were as follows:
Note 6 - Federal Income Taxes
The cost basis of investments for federal income tax purposes at
November 30, 2025 , were as follows:
Distribution (12b-1) fees
125
Income Fund Investor Shares (AMANX) $1,057,582
150
Income Fund Institutional Shares (AMINX) n/a
225
Growth Fund Investor Shares (AMAGX) $3,256,382
250
Growth Fund Institutional Shares (AMIGX ) n/a
325
Developing World Fund Investor Shares (AMDWX) $54,211
350
Developing World Fund Institutional Shares (AMIDX) n/a
425
Participation Fund Investor Shares (AMAPX) $45,259
450
Participation Fund Institutional Shares (AMIPX) n/a
Retirement plan custodial fees
125
Income Fund Investor Shares (AMANX) $40
150
Income Fund Institutional Shares (AMINX) $32,314
225
Growth Fund Investor Shares (AMAGX) $57
250
Growth Fund Institutional Shares (AMIGX) $50,769
325
Developing World Fund Investor Shares (AMDWX) $20
350
Developing World Fund Institutional Shares (AMIDX) $11,643
425
Participation Fund Investor Shares (AMAPX) $26
450
Participation Fund Institutional Shares (AMIPX) $8,874
Trustees', officers', and affiliates' ownership
125
Income Fund Investor Shares (AMANX) 0.02%
150
Income Fund Institutional Shares (AMINX) 0.53%
225
Growth Fund Investor Shares (AMAGX) 0.01%
250
Growth Fund Institutional Shares (AMIGX) 0.22%
325
Developing World Fund Investor Shares (AMDWX) 0.10%
350
Developing World Fund Institutional Shares (AMIDX) 0.34%
425
Participation Fund Investor Shares (AMAPX ) 0.08%
450
Participation Fund Institutional Shares (AMIPX ) 0.28%
Chief Compliance Officer
100
Income Fund $15,652
200
Growth Fund $44,830
300
Developing World Fund $1,078
400
Participation Fund $1,798
Income Fund
November 30,
2025 May 31, 2025
Ordinary Income $– $16,174,139
Long-term capital gain
1
$– $90,259,539
Growth Fund
November 30,
2025 May 31, 2025
Ordinary Income $– $2,822,055
Long-term capital gain
1
$– $211,417,587
Developing World Fund
November 30,
2025 May 31, 2025
Ordinary Income $– $968,012
Participation Fund
November 30,
2025 May 31, 2025
Ordinary Income $4,262,422 $8,283,525
1
Long-Term Capital Gain dividend designated at 20% rate pursuant to Section
852(b)(3) of the Internal Revenue Code.
Income Fund Growth Fund
Cost of investments $646,827,650 $1,932,010,982
Gross tax unrealized appreciation $1,357,516,715 $4,039,646,365
Gross tax unrealized depreciation $(36,187,025) $(11,010,452)
Net tax unrealized appreciation $1,321,329,690 $4,028,635,913
Developing
World Fund
Participation
Fund
Cost of investments $113,525,096 $252,747,736
Gross tax unrealized appreciation $42,979,146 $2,342,357
Gross tax unrealized depreciation $(9,118,907) $(1,190,783)
Net tax unrealized appreciation $33,860,239 $1,151,574
Note 4 - Transactions with Affiliated Persons
(continued)

Notes To Financial Statements
(continued)
November 30, 2025
Semi-Annual
33
As of May 31, 2025 , the components of distributable earnings on a tax basis were as follows:
At May 31, 2025 , the Funds had the following capital loss
carryforwards and loss deferrals, subject to regulation. Loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.
During the year ended May 31, 2025, Developing World Fund
utilized $927,641 of long term capital loss carry forward.
Note 7 - Investments
Investment transactions other than short term investments and redemptions in kind for the fiscal period ended November 30, 2025 , were as follows:
During the fiscal period ended November 30, 2025 , the Funds’
redemptions in-kind were as follows:
Note 8 - Custodian
Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. For the fiscal period ended November 30, 2025 , such reductions were as follows:
Note 9 - Subsequent Events
The Funds declared the payment of a distribution to be paid on
December 18, 2025, to all shareowners of record on December 17,
2025 as follows:
There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Funds’
financial statements.
Income Fund
Undistributed ordinary income $86,082
Other losses $(6,219)
Accumulated capital gains $35,929,962
Tax accumulated earnings $36,009,825
Unrealized Appreciation $1,163,889,363
Other unrealized gains $1,155
Total accumulated earnings $1,199,900,343
Growth Fund
Undistributed ordinary income $6,076,357
Accumulated capital and other losses $(44,945,072)
Tax accumulated earnings $(38,868,715)
Unrealized Appreciation $3,191,742,113
Other unrealized gains $20
Total accumulated earnings $3,152,873,418
Developing World Fund
Undistributed ordinary income $755,918
Accumulated capital gains $2,651,359
Tax accumulated earnings $3,407,277
Unrealized Appreciation $7,405,589
Other unrealized gains $14
Total accumulated earnings $10,812,880
Participation Fund
Accumulated capital and other losses $(7,496,724)
Other losses $(6,000)
Tax accumulated earnings $(7,502,724)
Unrealized Depreciation $(3,843,734)
Total accumulated earnings $(11,346,458)
Income Fund Growth Fund
Short term loss carryforward $– $6,528,051
Long term loss carryforward $– $5,720,387
Total Capital loss carryforward $– $12,248,438
Post-October loss deferral
1
$- $32,696,634
Other losses $6,219 $-
Total accumulated losses $6,219 $44,945,072
Participation
Fund
Short term loss carryforward $2,023,271
Long term loss carryforward $5,376,725
Total Capital loss carryforward $7,399,996
Post-October loss deferral
1
$96,728
Other losses $6,000
Total accumulated losses $7,502,724
Purchases Sales
100
Income Fund $67,086,781 $92,001,820
200
Growth Fund $347,274,143 $194,987,703
300
Developing World Fund $24,057,487 $11,849,833
40 0
Participation Fund $65,666,000 $49,996,690
Sales
Gain
100
Income Fund
$55,632,726
$35,339,248
200
Growth Fund
$218,705,948
$187,355,742
Custodian Fee Credits
100
Income Fund $49,781
200
Growth Fund $143,730
300
Developing World Fund $56,873
40 0
Participation Fund $32,898
Ordinary
Income
Short-Term
Capital Gain
Long-Term
Capital Gain
125
Income Fund Investor
12
Shares (AMANX) $0.150 $- $3.442
150
Income Fund
12
Institutional Shares
12 12
(AMINX) $0.325 $- $3.442
250
Growth Fund
12
Institutional Shares
(AMIGX) $0.177 $- $-
325
Developing World
12
Fund
Investor Shares (AMDWX) $0.167 $- $0.268
350
Developing World
12
Fund
Institutional Shares
(AMIDX) $0.195 $- $0.268
Note 6 - Federal Income Taxes
(continued)

Renewal of Investment Advisory Contract

November 30, 2025
Semi-Annual
During their meeting of September 8, 2025, the Trustees of Amana
Mutual Funds Trust (the “Board” or “Trustees”), including the
Independent Trustees, discussed the continuance of the Investment
Advisory and Administrative Services Agreement between the
Trust, on behalf of each Fund, and Saturna Capital Corporation
(“Saturna”). The Trustees also considered Saturna’s management of a wholly owned subsidiary of Amana Participation Fund that invests in the same securities and assets in which the Fund invests.
The Trustees also discussed the approval of the Investment
Advisory and Administrative Services Agreement between wholly owned subsidiaries of Amana Income Fund, Amana Growth Fund
and Amana Developing World Fund, and Saturna. In evaluating
the agreements, the Board, including the Independent Trustees, considered the factors it deemed relevant, including the nature, quality and extent of services provided, the performance of each
Fund, expenses and fees, the profitability of Saturna, the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow, and any other benefits derived by Saturna from its relationship with the Funds. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the decision to approve the agreements, and each Trustee may have given different weights to different factors, and, thus, each Trustee may have had a different basis for his or her decision.
The Trustees considered Saturna’s specific responsibilities in all aspects of day-to-day management of the Funds as well as the qualifications, experience and responsibilities of the Funds’
portfolio managers and other key personnel at Saturna. The
Trustees considered that the Funds offer a full range of high-quality investor services, including unique services for Islamic investors.
The Trustees discussed Saturna’s experience, capabilities, and commitment to quality service through performing internally
such functions as shareowner servicing, administration, retirement plans, accounting, marketing, and distribution – all in addition to investment management. The Trustees took into consideration
Saturna’s continued avoidance of significant operational and regulatory compliance problems, plus its continued investments in infrastructure, information management systems, personnel, training, compliance, and investor education materials, all designed to meet investor needs with high quality services. They recognized
Saturna’s efforts to recruit and retain qualified, experienced, and specialized staff and improve the capital base on which Saturna operates, which the Trustees believe is important to the long-term success of the Funds. The Trustees recognized Saturna’s focus on investors and its efforts to avoid conflicts of interest.
The Trustees considered the investment performance of each Fund over time, including comparative information from FUSE Research
Network (“FUSE”), which provides independent analysis of mutual fund data and, among other things, ranks mutual fund performance within categories comprised of similarly managed funds. The
Trustees considered and discussed each Fund’s performance relative to the Fund’s FUSE peer group category for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and the Morningstar, Inc. rankings (one through five stars) for the three-, five-, and ten-year periods, as applicable, ended as of June 30, 2025.
The Trustees also noted the favorable sustainability ratings assigned by Morningstar to Amana Growth Fund (five out of five), Amana
Income Fund (four out of five), and Amana Developing World Fund
(four out of five).
The Trustees considered the short-, medium-, and long-term
investment performance of the Institutional share class of Amana
Income Fund, Amana Growth Fund, Amana Developing World Fund,
and Amana Participation Fund, each relative to their FUSE peer group categories, and noted that the Funds were managed for the long term.
The Trustees noted that the short-term and long-term performance of the Institutional share class of Amana Income Fund was in the third quartile of its FUSE peer group category for the one-year,
10-year and since inception (9/25/2013) periods, and its medium-
term performance was in the fourth and third quartiles for the respective three-and five-year periods. The Trustees further noted
that the Institutional share class of Amana Income Fund had
underperformed its benchmark for the one-, three-, five-, and 10-
year periods ended July 31, 2025.
The Trustees noted that the short-term performance of the
Institutional share class of Amana Growth Fund was in the fourth quartile of its FUSE peer group category for the one-year period, its medium-term performance was in the fourth and second quartiles for the respective three- and five-year periods, and its long-term performance was in the first and third quartiles for the respective
10-year and since inception (9/25/2013) periods. The Trustees further noted that the Institutional share class of Amana Growth
Fund had underperformed its benchmark for the one-, three-, and five-year periods and outperformed its benchmark for the 10-year period ended July 31, 2025.
The Trustees noted that short-, medium-, and long-term
performance of the Institutional share class of Amana Developing
World Fund was in the fourth quartile of its FUSE peer group category for the one-year, three-year, five-year, 10-year, and since inception (9/25/2013) periods. The Trustees further noted that the
Institutional share class of Amana Developing World Fund had underperformed its benchmark for the one-, three-, and 10-year periods and performed in line with its benchmark for the five-year period ended July 31, 2025.
The Trustees noted that the short- and medium-term performance of the Institutional share class of Amana Participation Fund were in the fourth quartile of its FUSE peer category for the one-year, three-year, five-year, and since inception (9/28/2015) periods. The
Trustees further noted that the Institutional share class of Amana
Participation Fund had outperformed its benchmark for the one-, three-, and five-year periods ended July 31, 2025.
The Trustees noted they had discussed each Fund’s performance and the factors impacting performance with management at
their September meeting and throughout the year. The Trustees further noted the risk-averse investment style used by Saturna to manage the Funds and considered other factors that can affect a
Fund’s performance relative to the Fund’s broader FUSE peer group categories. In evaluating such performance data, the Trustees

Renewal of Investment Advisory Contract
(continued)
November 30, 2025
Semi-Annual
35
noted that Islamic investment restrictions to which the Funds adhere increase Saturna’s research expenses and obligations and impose constraints on Saturna’s selection of the Funds’ portfolio investments that impact performance. The Trustees found that
Saturna continued to manage the Funds in a manner that is
designed to be acceptable to Islamic investors and that the risk averse approach also is attractive non-Islamic long-term investors.
The Trustees noted Saturna’s decades of dedicated service provided to Amana Mutual Fund Trust and its shareowners.
Recognizing the investment mandates of the Funds, the Trustees considered the comparative data reported by FUSE, as well as each Fund’s performance relative to its benchmark, as provided by
Saturna Capital, to evaluate each Fund’s performance over near-
term and long-term time periods, as applicable. When evaluating the Funds’ performance record, the Board noted that relative performance comparisons, especially over limited periods of time, is only one of the factors that it deems relevant to its consideration of each Fund’s agreement. The Board noted that, after considering all relevant factors, it may be appropriate to approve the continuation of the agreement notwithstanding a Fund’s underperformance
relative to its FUSE peer group category during certain periods.
The Trustees also reviewed the fees and expenses of the Funds and considered the components of each Fund’s operating expenses.
The Trustees noted that the total net expense for the Institutional share class of each Fund was below its respective FUSE peer group category median total net expense. The Trustees also noted that, effective in 2019, Saturna agreed to reduce the breakpoints in the investment advisory fee for Amana Income Fund, Amana Growth
Fund, and Amana Developing World Fund, by five basis points
at each asset level, and effective December 1, 2020, Saturna had agreed to a further reduction in the advisory fee breakpoints for these Funds at higher asset levels in excess of $1 billion. The
Trustees noted that these actions had either lowered the Funds’
advisory fees or were expected to lower the Funds’ advisory fees at higher asset levels. In light of the services provided by Saturna, the Trustees found each Fund’s advisory fee structure and expense ratios to be reasonable given the size of each Fund, the services provided, and the expenses incurred by the adviser. They noted
the significant sponsorship of the Funds by Saturna evidenced, in part, by the amount of fees and expenses paid by Saturna out of its own resources to brokerage platforms and similar unaffiliated intermediaries. The Trustees noted that the expenses imposed by intermediaries are often borne by funds and the Trustees
appreciated that Saturna’s efforts help make the Funds more widely available and otherwise less expensive had the Funds borne these expenses.
The Trustees reviewed Saturna’s financial information and
considered estimates of Saturna’s profitability related to its management and administration of the Funds. They discussed the reasonableness of Saturna’s profitability with respect to each of the
Funds as part of their evaluation of whether the advisory fees bear a reasonable relationship to the mix of services provided by Saturna, including the nature, extent, and quality of such services.
The Trustees considered the extent to which advisory fees paid to
Saturna reflect economies of scale. The Trustees considered the fact that fee breakpoints lower the operating expenses and expense ratios of the Funds as assets grow and demonstrate the benefits of economies of scale are being shared with shareowners. In this connection, the Board noted that the investment advisory fee rate schedules for each Fund other than the Amana Participation Fund include breakpoints that reduce the fee rate as Fund assets increase above certain levels, and that Saturna had agreed, in 2019 and
2020, to reduce the breakpoints in the investment advisory fee for
Amana Income Fund, Amana Growth Fund and Amana Developing
World Fund as described above. With respect to the Amana
Participation Fund, the Board determined that the investment advisory fees are reasonable and appropriate and that breakpoints in the fee schedule are unnecessary based on the current level of the Fund’s assets and the level of its fees and expenses compared to peers. The Trustees also recognized that potential economies of scale may be shared acceptably with a Fund in different manners such as fee breakpoints, fee waivers or caps, reinvestments in
Saturna’s business above contractual levels, additional new
product offerings, and pricing a Fund to scale from inception, among others. The Trustees considered and compared the fees
charged by Saturna to other types of advisory accounts for which
Saturna serves as an investment adviser, including non-mutual fund advisory clients and individual advisory clients. The Trustees noted the significant differences between the full range of services
Saturna provides to the Funds, including investment advisory and administrative services, transfer agency services, and other services, as compared to the investment advisory services provided to the other advisory accounts. The Trustees also considered how the various services provided to those other accounts, which include
Saturna’s investment management, research, and customer service operations performed for those accounts, benefit the Funds.
The Trustees considered potential benefits to Saturna and to its other businesses from acting as investment adviser for the Funds, but also noted that Saturna’s other business lines also potentially benefit the Funds. The Trustees also noted that there were no soft dollar arrangements with respect to trading in the Funds’ portfolios and that Saturna’s affiliated broker, Saturna Brokerage Services, voluntarily waives brokerage commissions for executing each Fund’s portfolio transactions, resulting in lower transaction costs for the
Funds.
The Trustees concluded that the fees paid by each Fund to Saturna were, from an arm’s-length bargaining perspective, reasonable and in the best interest of the Fund and its shareowners in light of the services provided, comparative performance, expense and advisory fee information, costs of services provided, profits to be realized, and benefits derived or to be derived by Saturna from its relationship with the Funds. Following this discussion, the Trustees unanimously agreed, based on their business judgment, to renew the Investment Advisory and Administrative Services Agreements
with respect to Amana Income Fund, Amana Growth Fund, Amana
Developing World Fund, and Amana Participation Fund.

Form N-CSR Items 8-11

November 30, 2025
Semi-Annual
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies.
The Funds’ disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Funds’ Investment Advisory Contract is included as part of the Financial Statements filed under
Item 7 of this form.

November 30, 2025
Semi-Annual

Availability of Quarterly Portfolio Information
(1) The Amana Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
(2) The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov.
(3) The Funds post a complete schedule of portfolio holdings after the end of each month available at www.amanafunds.com.
Privacy Statement
At Saturna Capital and the Amana Mutual Funds Trust, we
understand the importance of maintaining the privacy of your financial information. We want to assure you that we protect the confidentiality of any personal information that you share with us.
In addition, we do not sell information about our current or former customers.
In the course of our relationship, we gather certain non-public information about you, including your name, address, investment choices, and account information. We do not disclose your
information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports, and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.
We may share information within the Saturna Capital family of companies in the course of informing you about products or
services that may address your investing needs.
We maintain our own technology resources to minimize the need for any third-party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your
information please call us at 1-800-728-8762.

SATURNA CAPITAL

AMANA FUNDS

Investment Adviser, Administrator, and Transfer Agent	Saturna Capital Corporation Bellingham, WA
Custodian	UMB Bank Kansas City, MO
Independent Registered Public Accounting Firm	Tait, Weller & Baker LLP Philadelphia, PA
Legal Counsel	K & L Gates LLP Washington, DC

This report is for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Trust's portfolios and handles daily operations under supervision of Amana's Board of Trustees.

This report is printed on paper with a minimum of 30% post-consumer fiber using soy-based inks. It is 100% recyclable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS, as applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 15.  Submission of Matters to a Vote of Security Holders.
Not applicable.
Item16. Controls and Procedures
a. The Registrant’s President and Treasurer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
b. There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30e-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
(a)     Not applicable.
(b)     Not applicable.
Item 19. Exhibits
Exhibits included with this filing:
(a)(1) Code of Ethics.
(a)(2) Not applicable.
(a)(3) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906.CERT.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

/s/Jane K. Carten                 , President
Signature and Title
Jane K. Carten, President
Printed name and Title
                    January 29, 2026
Date

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/Jane K. Carten                 , President
Signature and Title
Jane K. Carten, President
Printed name and Title

                January 29, 2026
Date

By:
/s/Christopher Fankhauser                                , Treasurer
Signature and Title
Christopher R. Fankhauser, Treasurer
Printed name and Title

                January 29, 2026
Date